UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund:  Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Master Extended Market

Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
AAR Corp.	4,851	$163,139
Aerojet Rocketdyne Holdings, Inc. (a)	10,910	236,747
Aerovironment, Inc. (a)	3,384	94,854
American Outdoor Brands Corp. (a)	8,805	174,427
Astronics Corp. (a)	3,613	114,640
B/E Aerospace, Inc.	15,620	1,001,398
BWX Technologies, Inc.	15,533	739,371
CPI Aerostructures, Inc. (a)	2,281	15,397
Cubic Corp.	3,758	198,422
Curtiss-Wright Corp.	6,672	608,887
Ducommun, Inc. (a)	1,874	53,952
Engility Holdings, Inc. (a)	2,637	76,315
Esterline Technologies Corp. (a)	4,934	424,571
HEICO Corp.	3,308	288,458
HEICO Corp., Class A	5,544	415,800
Hexcel Corp.	14,507	791,357
Huntington Ingalls Industries, Inc.	7,137	1,429,113
Innovative Solutions & Support, Inc. (a)	4,600	13,892
KLX, Inc. (a)	8,765	391,795
Kratos Defense & Security Solutions, Inc. (a)	7,970	62,007
LMI Aerospace, Inc. (a)	2,720	37,482
Mantech International Corp., Class A	3,813	132,044
Moog, Inc., Class A (a)	4,945	333,046
Orbital ATK, Inc.	9,131	894,838
RBC Bearings, Inc. (a)	3,670	356,320
Spirit Aerosystems Holdings, Inc., Class A	19,601	1,135,290
Sturm Ruger & Co., Inc. (b)	2,841	152,136
Taser International, Inc. (a)	8,193	186,718
Teledyne Technologies, Inc. (a)	5,328	673,779
Triumph Group, Inc.	7,487	192,790
VSE Corp.	1,288	52,550

		11,441,535
Alternative Energy — 0.1%
Aemetis, Inc. (a)(b)	3,787	4,885
Amyris, Inc. (a)	8,820	4,675
Enphase Energy, Inc. (a)	5,033	6,895
FuelCell Energy, Inc. (a)(b)	6,237	8,576
Green Brick Partners, Inc. (a)	3,198	31,820
Green Plains, Inc.	5,207	128,873
MagneGas Corp. (a)(b)	3,416	1,507
Ocean Power Technologies, Inc. (a)(b)	1,146	2,533
Pattern Energy Group, Inc.	10,166	204,641
Plug Power, Inc. (a)(b)	35,694	49,258
Renewable Energy Group, Inc. (a)	5,257	54,936
REX American Resources Corp. (a)	921	83,341
SolarEdge Technologies, Inc. (a)	4,302	67,111
SunPower Corp. (a)(b)	9,200	56,120

Common Stocks	Shares	Value
Alternative Energy (continued)
TerraVia Holdings, Inc. (a)(b)	13,122	$9,507

		714,678
Automobiles & Parts — 2.3%
Adient PLC	14,905	1,083,146
Allison Transmission Holdings, Inc.	26,006	937,776
American Axle & Manufacturing Holdings, Inc. (a)	11,370	213,529
Autoliv, Inc.	13,844	1,415,687
Cooper Tire & Rubber Co.	8,072	357,993
Cooper-Standard Holding, Inc. (a)	2,832	314,154
Dana, Inc.	21,805	421,055
Dorman Products, Inc. (a)	4,690	385,190
Gentex Corp.	45,579	972,200
Gentherm, Inc. (a)	5,419	212,696
Lear Corp.	10,789	1,527,507
Modine Manufacturing Co. (a)	7,896	96,331
Motorcar Parts of America, Inc. (a)	2,943	90,438
Standard Motor Products, Inc.	2,952	145,061
Stoneridge, Inc. (a)	4,259	77,258
Strattec Security Corp.	573	15,929
Superior Industries International, Inc.	3,414	86,545
Tenneco, Inc.	8,465	528,385
Tesla, Inc. (a)	19,252	5,357,832
Titan International, Inc.	6,931	71,667
Tower International, Inc.	3,363	91,137
U.S. Auto Parts Network, Inc. (a)	3,527	11,816
Visteon Corp. (a)	5,403	529,224
WABCO Holdings, Inc. (a)	8,158	957,912

		15,900,468
Banks — 7.8%
1st Source Corp.	2,766	129,864
American National Bankshares, Inc.	2,205	82,136
Ameris Bancorp	6,468	298,175
Ames National Corp.	2,125	65,025
Arrow Financial Corp.	2,793	94,683
Associated Banc-Corp	22,147	540,387
Astoria Financial Corp.	15,422	316,305
Banc of California, Inc.	7,769	160,818
Bancfirst Corp.	1,354	121,725
Bancorp of New Jersey, Inc.	2,128	32,452
Bancorp, Inc. (a)	11,498	58,640
BancorpSouth, Inc.	12,804	387,321
Bank Mutual Corp.	7,238	68,037
Bank of Hawaii Corp.	6,632	546,212
Bank of Marin Bancorp	1,247	80,244
Bank of the Ozarks, Inc.	14,294	743,431
BankFinancial Corp.	3,939	57,194
BankUnited, Inc.	16,457	614,011
Banner Corp.	4,201	233,744
Bar Harbor Bankshares	2,383	78,830

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	1

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
BCB Bancorp, Inc.	3,436	$57,209
Bear State Financial, Inc.	4,309	40,505
Beneficial Bancorp, Inc.	12,021	192,336
Berkshire Hills Bancorp, Inc.	4,850	174,842
Blue Hills Bancorp, Inc.	5,873	104,833
BNC Bancorp	8,031	281,487
BofI Holding, Inc. (a)	8,936	233,498
BOK Financial Corp.	3,310	259,074
Boston Private Financial Holdings, Inc.	12,591	206,492
Bridge Bancorp, Inc.	3,096	108,360
Brookline Bancorp, Inc.	11,463	179,396
Bryn Mawr Bank Corp.	2,983	117,828
California First National Bancorp	882	14,288
Camden National Corp.	2,953	130,050
Capital Bank Financial Corp., Class A	4,906	212,920
Capital City Bank Group, Inc.	2,343	50,117
Capitol Federal Financial, Inc.	18,668	273,113
Cardinal Financial Corp.	5,232	156,646
Cascade Bancorp (a)	7,559	58,280
Cathay General Bancorp	11,246	423,749
Centerstate Banks, Inc.	9,978	258,430
Central Pacific Financial Corp.	5,395	164,763
Century Bancorp, Inc., Class A	997	60,643
Chemical Financial Corp.	10,846	554,773
Citizens & Northern Corp.	2,833	65,952
City Holding Co.	2,469	159,201
Civista Bancshares, Inc.	1,968	43,611
Clifton Bancorp, Inc.	4,768	77,194
CNB Financial Corp.	2,894	69,138
CoBiz Financial, Inc.	6,271	105,353
Colony Bankcorp, Inc.	463	6,297
Columbia Banking System, Inc.	8,927	348,064
Commerce Bancshares, Inc.	13,860	778,378
Community Bank System, Inc.	6,838	375,953
Community Trust Bancorp, Inc.	2,821	129,061
ConnectOne Bancorp, Inc.	4,852	117,661
CU Bancorp (a)	2,497	99,006
Cullen/Frost Bankers, Inc.	8,679	772,171
Customers Bancorp, Inc. (a)	4,665	147,087
CVB Financial Corp.	15,007	331,505
Dime Community Bancshares, Inc.	5,246	106,494
Eagle Bancorp, Inc. (a)	4,741	283,038
East West Bancorp, Inc.	22,470	1,159,677
Eastern Virginia Bankshares, Inc.	2,546	26,682
Enterprise Bancorp, Inc.	1,672	58,119
Enterprise Financial Services Corp.	3,377	143,185
ESSA Bancorp, Inc.	3,300	48,114
Farmers Capital Bank Corp.	1,739	70,256
FCB Financial Holdings, Inc., Class A (a)	6,311	312,710
Fidelity Southern Corp.	3,947	88,334
Financial Institutions, Inc.	2,741	90,316

Common Stocks	Shares	Value
Banks (continued)
First Bancorp, Inc.	2,552	$69,542
First Bancorp, North Carolina	3,740	109,545
First BanCorp, Puerto Rico (a)	30,332	171,376
First Busey Corp.	5,356	157,466
First Citizens BancShares, Inc., Class A	1,356	454,762
First Commonwealth Financial Corp.	13,854	183,704
First Community Bancshares, Inc.	3,087	77,082
First Connecticut Bancorp, Inc.	3,182	78,914
First Defiance Financial Corp.	1,683	83,325
First Financial Bancorp	9,739	267,336
First Financial Bankshares, Inc.	10,240	410,624
First Financial Corp.	2,125	100,937
First Financial Northwest, Inc.	2,323	41,047
First Hawaiian, Inc.	8,757	262,009
First Horizon National Corp.	36,886	682,391
First Interstate Bancsystem, Inc., Class A	3,341	132,471
First Merchants Corp.	6,558	257,861
First Midwest Bancorp, Inc.	12,439	294,556
First NBC Bank Holding Co. (a)	2,797	11,188
First of Long Island Corp.	4,315	116,721
First Republic Bank	23,803	2,232,959
First South Bancorp, Inc.	3,052	37,021
First United Corp. (a)	2,695	39,078
Flagstar Bancorp, Inc. (a)	3,391	95,592
Flushing Financial Corp.	4,602	123,656
FNB Corp.	49,170	731,158
Franklin Financial Network, Inc. (a)	1,842	71,378
Fulton Financial Corp.	26,033	464,689
German American Bancorp, Inc.	2,419	114,515
Glacier Bancorp, Inc.	12,854	436,136
Great Southern Bancorp, Inc.	2,007	101,353
Great Western Bancorp, Inc.	9,153	388,179
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,022	73,586
Hancock Holding Co.	13,573	618,250
Hanmi Financial Corp.	5,135	157,901
HarborOne Bancorp, Inc. (a)	6,258	118,839
Heartland Financial USA, Inc.	4,509	225,225
Heritage Commerce Corp.	5,501	77,564
Heritage Financial Corp.	5,517	136,546
HMN Financial, Inc. (a)	1,907	34,135
Home Bancorp, Inc.	1,783	60,176
Home BancShares, Inc.	20,205	546,949
HomeStreet, Inc. (a)	4,892	136,731
HomeTrust Bancshares, Inc. (a)	3,223	75,740
Hope Bancorp, Inc.	19,879	381,080
Horizon Bancorp	3,930	103,045
Iberiabank Corp.	7,900	624,890
Independent Bank Corp.	8,552	368,890
Independent Bank Group, Inc.	1,902	122,299
International Bancshares Corp.	8,860	313,644

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Investors Bancorp, Inc.	48,510	$697,574
Kearny Financial Corp.	14,266	214,703
Lakeland Bancorp, Inc.	6,993	137,063
Lakeland Financial Corp.	4,198	181,018
LegacyTexas Financial Group, Inc.	6,540	260,946
Live Oak Bancshares, Inc.	2,976	64,430
Macatawa Bank Corp.	6,531	64,526
MainSource Financial Group, Inc.	4,056	133,564
MB Financial, Inc.	11,668	499,624
Mercantile Bank Corp.	3,191	109,770
Merchants Bancshares, Inc.	1,379	67,157
Meridian Bancorp, Inc.	8,210	150,243
Meta Financial Group, Inc.	1,798	159,123
MidSouth Bancorp, Inc.	2,061	31,533
MidWestOne Financial Group, Inc.	1,932	66,248
MutualFirst Financial, Inc.	1,697	53,540
National Bank Holdings Corp., Class A	4,215	136,987
National Bankshares, Inc.	1,700	63,835
NBT Bancorp, Inc.	6,847	253,818
New York Community Bancorp, Inc.	75,733	1,057,990
Northfield Bancorp, Inc.	7,214	129,996
Northrim BanCorp, Inc.	1,757	52,798
Northwest Bancshares, Inc.	17,883	301,150
Norwood Financial Corp.	1,347	55,389
OceanFirst Financial Corp.	5,201	146,538
OFG Bancorp	7,031	82,966
Ohio Valley Banc Corp.	1,099	30,772
Old National Bancorp	21,036	364,975
Old Second Bancorp, Inc.	6,505	73,181
Opus Bank	3,144	63,352
Oritani Financial Corp.	6,327	107,559
Orrstown Financial Services, Inc.	2,093	46,779
Pacific Continental Corp.	3,946	96,677
Pacific Premier Bancorp, Inc. (a)	4,390	169,234
PacWest Bancorp	18,992	1,011,514
Park National Corp.	2,061	216,817
Park Sterling Corp.	9,934	122,288
Peapack Gladstone Financial Corp.	2,519	74,537
Penns Woods Bancorp, Inc.	1,209	52,531
People’s Utah Bancorp	2,574	68,082
Peoples Bancorp of North Carolina, Inc.	1,497	44,461
Peoples Bancorp, Inc.	3,210	101,629
Peoples Financial Corp. (a)	1,245	18,675
Pinnacle Financial Partners, Inc.	7,941	527,679
Popular, Inc.	16,636	677,584
Porter Bancorp, Inc. (a)	1,229	11,540
Preferred Bank	2,333	125,189
PrivateBancorp, Inc.	12,480	740,938
Prosperity Bancshares, Inc.	10,871	757,817
Provident Financial Holdings, Inc.	2,303	42,951
Provident Financial Services, Inc.	9,234	238,699
QCR Holdings, Inc.	2,381	100,835

Common Stocks	Shares	Value
Banks (continued)
Renasant Corp.	6,481	$257,231
Republic Bancorp, Inc., Class A	1,667	57,328
Republic First Bancorp, Inc. (a)	9,649	80,087
Riverview Bancorp, Inc.	5,394	38,567
S&T Bancorp, Inc.	5,620	194,452
Sandy Spring Bancorp, Inc.	3,931	161,132
Seacoast Banking Corp. of Florida (a)	8,155	195,557
ServisFirst Bancshares, Inc.	7,126	259,244
Shore Bancshares, Inc.	3,680	61,493
Sierra Bancorp	2,508	68,794
Signature Bank (a)	8,355	1,239,798
Simmons First National Corp., Class A	5,530	304,979
South State Corp.	3,796	339,173
Southside Bancshares, Inc.	4,104	137,771
Southwest Bancorp, Inc.	3,696	96,650
State Bank Financial Corp.	5,894	153,951
Sterling Bancorp	21,492	509,360
Stock Yards Bancorp, Inc.	3,828	155,608
Stonegate Bank	2,415	113,722
Summit Financial Group, Inc.	2,289	49,305
Sun Bancorp, Inc.	2,292	55,925
SVB Financial Group (a)	8,075	1,502,677
Synovus Financial Corp.	19,003	779,503
TCF Financial Corp.	28,535	485,666
Territorial Bancorp, Inc.	2,198	68,512
Texas Capital Bancshares, Inc. (a)	7,746	646,404
TFS Financial Corp.	9,927	164,987
Tompkins Financial Corp.	2,027	163,275
TowneBank	8,811	285,476
Trico Bancshares	3,317	117,853
Tristate Capital Holdings, Inc. (a)	3,425	79,974
TrustCo Bank Corp. NY	14,741	115,717
Trustmark Corp.	10,227	325,116
UMB Financial Corp.	6,522	491,172
Umpqua Holdings Corp.	36,461	646,818
Union Bankshares Corp.	7,003	246,366
United Bancorp, Inc.	3,115	37,380
United Bankshares, Inc.	13,989	591,035
United Community Banks, Inc.	11,340	314,005
United Community Financial Corp.	9,075	75,685
United Financial Bancorp, Inc.	8,517	144,874
United Security Bancshares (a)	4,172	30,456
Univest Corp. of Pennsylvania	4,547	117,767
Valley National Bancorp	38,204	450,807
Washington Federal, Inc.	14,961	495,209
Washington Trust Bancorp, Inc.	2,472	121,870
Waterstone Financial, Inc.	4,794	87,490
Webster Financial Corp.	13,987	699,909
WesBanco, Inc.	6,370	242,761
West BanCorp., Inc.	3,190	73,210
Westamerica BanCorp	4,025	224,716
Western Alliance Bancorp (a)	15,095	741,014

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Western New England Bancorp, Inc.	7,717	$81,028
Wintrust Financial Corp.	8,190	566,093
WSFS Financial Corp.	5,346	245,649
Xenith Bankshares, Inc. (a)	1,536	38,968

		55,097,877
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,320	190,938
Coca-Cola Bottling Co. Consolidated	720	148,335
Craft Brew Alliance, Inc. (a)	1,760	23,496
National Beverage Corp.	1,810	152,999
Primo Water Corp. (a)	4,659	63,269
Willamette Valley Vineyards, Inc. (a)	2,312	18,496

		597,533
Chemicals — 2.9%
A. Schulman, Inc.	4,402	138,443
Aceto Corp.	4,429	70,022
AdvanSix, Inc. (a)	4,587	125,317
American Vanguard Corp.	3,882	64,441
Ashland Global Holdings, Inc.	9,543	1,181,519
Axalta Coating Systems Ltd. (a)	34,158	1,099,888
Balchem Corp.	4,848	399,572
Cabot Corp.	9,923	594,487
Calgon Carbon Corp.	7,617	111,208
Cambrex Corp. (a)	5,802	319,400
Celanese Corp., Series A	22,023	1,978,767
Chase Corp.	1,295	123,543
Chemours Co.	27,987	1,077,499
Chemtura Corp. (a)	9,511	317,667
CSW Industrials, Inc. (a)	2,567	94,209
Ferro Corp. (a)	13,135	199,521
FutureFuel Corp.	3,639	51,601
GCP Applied Technologies, Inc. (a)	10,983	358,595
Hawkins, Inc.	1,620	79,380
HB Fuller Co.	7,981	411,500
Huntsman Corp.	30,183	740,691
Ingevity Corp. (a)	6,519	396,681
Innophos Holdings, Inc.	3,017	162,827
Innospec, Inc.	3,555	230,186
Intrepid Potash, Inc. (a)	8,477	14,580
KMG Chemicals, Inc.	1,469	67,677
Koppers Holdings, Inc. (a)	3,456	146,362
Kraton Corp. (a)	4,717	145,850
Kronos Worldwide, Inc.	3,366	55,303
LSB Industries, Inc. (a)	2,939	27,568
Minerals Technologies, Inc.	5,478	419,615
NewMarket Corp.	1,458	660,809
Nexeo Solutions, Inc. (a)	9,162	81,175
Olin Corp.	25,949	852,944
OMNOVA Solutions, Inc. (a)	6,506	64,409

Common Stocks	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp. (a)	34,204	$445,336
PolyOne Corp.	12,483	425,545
Quaker Chemical Corp.	2,000	263,320
Rayonier Advanced Materials, Inc.	6,271	84,345
Rentech, Inc. (a)	3,065	1,533
RPM International, Inc.	20,752	1,141,983
Senomyx, Inc. (a)	7,801	7,728
Sensient Technologies Corp.	6,656	527,555
Stepan Co.	2,878	226,815
TOR Minerals International, Inc. (a)	1,000	6,950
Tredegar Corp.	3,711	65,128
Trinseo SA	7,002	469,834
Tronox Ltd., Class A	11,377	209,906
Univar, Inc. (a)	16,537	507,024
Valspar Corp.	11,221	1,244,858
Valvoline, Inc. (b)	4,761	116,883
Versum Materials, Inc. (a)	17,836	545,782
Westlake Chemical Corp.	5,649	373,116
WR Grace & Co.	11,117	774,966
Yield10 Bioscience, Inc. (a)	2,331	858
ZAGG, Inc. (a)	4,990	35,928

		20,338,649
Construction & Materials — 2.6%
AAON, Inc.	7,440	263,004
Advanced Drainage Systems, Inc.	5,721	125,290
AECOM (a)	23,736	844,764
Aegion Corp. (a)	5,610	128,525
Ameresco, Inc., Class A (a)	3,372	22,087
American DG Energy, Inc. (a)	13,435	4,099
American Woodmark Corp. (a)	2,117	194,341
AO Smith Corp.	22,860	1,169,518
Apogee Enterprises, Inc.	4,823	287,499
Argan, Inc.	1,952	129,125
Armstrong Flooring, Inc. (a)	4,145	76,351
Armstrong World Industries, Inc. (a)	7,446	342,888
BlueLinx Holdings, Inc. (a)	2,204	20,056
Blueprint Medicines Corp. (a)	4,972	198,830
BMC Stock Holdings, Inc. (a)	7,562	170,901
Boise Cascade Co. (a)	5,862	156,515
Builders FirstSource, Inc. (a)	13,413	199,854
Chicago Bridge & Iron Co. NV	15,246	468,814
Continental Building Products, Inc. (a)	6,349	155,551
Eagle Materials, Inc.	7,609	739,138
EMCOR Group, Inc.	9,242	581,784
Generac Holdings, Inc. (a)	9,944	370,712
Gibraltar Industries, Inc. (a)	5,276	217,371
GMS, Inc. (a)	3,431	120,222
Granite Construction, Inc.	6,000	301,140
Great Lakes Dredge & Dock Corp. (a)	9,666	38,664
Griffon Corp.	4,996	123,151

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Headwaters, Inc. (a)	12,621	$296,341
Hill International, Inc. (a)	7,303	30,307
IES Holdings, Inc. (a)	1,636	29,612
Installed Building Products, Inc. (a)	3,192	168,378
Insteel Industries, Inc.	2,808	101,481
JELD-WEN Holding, Inc. (a)	2,443	80,253
KBR, Inc.	21,005	315,705
Layne Christensen Co. (a)	3,913	34,591
LB Foster Co., Class A	1,479	18,488
Lennox International, Inc.	6,065	1,014,674
Louisiana-Pacific Corp. (a)	21,512	533,928
Masonite International Corp. (a)	4,641	367,799
MasTec, Inc. (a)	9,981	399,739
MDU Resources Group, Inc.	30,233	827,477
Mueller Water Products, Inc., Series A	24,820	293,372
MYR Group, Inc. (a)	2,843	116,563
NCI Building Systems, Inc. (a)	6,628	113,670
Northwest Pipe Co. (a)	2,132	33,494
Omega Flex, Inc.	980	46,834
Orion Group Holdings, Inc. (a)	5,034	37,604
Owens Corning	17,854	1,095,700
Patrick Industries, Inc. (a)	2,393	169,664
PGT Innovations, Inc. (a)	7,825	84,119
Ply Gem Holdings, Inc. (a)	3,732	73,520
Primoris Services Corp.	5,751	133,538
Quanex Building Products Corp.	5,075	102,769
Simpson Manufacturing Co., Inc.	5,984	257,851
Sterling Construction Co., Inc. (a)	5,074	46,935
Summit Materials, Inc., Class A (a)	17,822	440,382
Thermon Group Holdings, Inc. (a)	5,345	111,390
TopBuild Corp. (a)	6,084	285,948
TRC Cos., Inc. (a)	4,693	81,893
Trex Co., Inc. (a)	4,443	308,300
Tutor Perini Corp. (a)	6,087	193,567
Universal Forest Products, Inc.	3,003	295,916
US Concrete, Inc. (a)	2,197	141,816
USG Corp. (a)	13,936	443,165
Valmont Industries, Inc.	3,655	568,352
Watsco, Inc.	4,746	679,532
Watts Water Technologies, Inc., Class A	4,970	309,880

		18,134,741
Electricity — 1.2%
ALLETE, Inc.	7,611	515,341
Avangrid, Inc.	8,369	357,691
Black Hills Corp.	8,064	536,014
Calpine Corp. (a)	55,277	610,811
Covanta Holding Corp.	20,330	319,181
Dynegy, Inc. (a)	26,318	206,859
El Paso Electric Co.	6,588	332,694
Great Plains Energy, Inc.	33,516	979,338
Hawaiian Electric Industries, Inc.	18,220	606,908

Common Stocks	Shares	Value
Electricity (continued)
IDACORP, Inc.	7,629	$632,902
MGE Energy, Inc.	5,537	359,905
NorthWestern Corp.	7,217	423,638
Ormat Technologies, Inc.	5,791	330,550
Portland General Electric Co.	13,614	604,734
TerraForm Global, Inc., Class A (a)	8,295	39,816
TerraForm Power, Inc., Class A (a)	11,225	138,853
Unitil Corp.	2,550	114,827
US Geothermal, Inc. (a)	7,641	31,252
Vivint Solar, Inc. (a)(b)	3,153	8,828
Westar Energy, Inc.	22,185	1,203,980

		8,354,122
Electronic & Electrical Equipment — 3.1%
Allied Motion Technologies, Inc.	1,620	32,562
Anixter International, Inc. (a)	4,284	339,721
Applied DNA Sciences, Inc. (a)	6,764	11,161
Arrow Electronics, Inc. (a)	14,144	1,038,311
Atkore International Group, Inc. (a)	3,137	82,440
Avnet, Inc.	20,508	938,446
AVX Corp.	6,239	102,195
AZZ, Inc.	3,998	237,881
Badger Meter, Inc.	5,214	191,615
Bel Fuse, Inc., Class B	2,157	55,111
Belden, Inc.	6,483	448,559
Benchmark Electronics, Inc. (a)	7,614	242,125
Brady Corp., Class A	6,969	269,352
Capstone Turbine Corp. (a)(b)	3,678	2,814
Cognex Corp.	13,534	1,136,179
Coherent, Inc. (a)	3,889	799,734
Control4 Corp. (a)	3,575	56,449
CTS Corp.	5,283	112,528
CyberOptics Corp. (a)	1,663	43,155
Daktronics, Inc.	6,043	57,106
Electro Scientific Industries, Inc. (a)	5,070	35,338
eMagin Corp. (a)	6,297	14,798
Encore Wire Corp.	3,537	162,702
Energy Focus, Inc. (a)(b)	4,423	14,552
EnerNOC, Inc. (a)	4,406	26,436
EnerSys	6,958	549,265
ESCO Technologies, Inc.	3,900	226,590
Fabrinet (a)	6,340	266,470
FARO Technologies, Inc. (a)	2,690	96,168
General Cable Corp.	7,405	132,920
Houston Wire & Cable Co.	3,110	20,993
Hubbell, Inc.	8,019	962,681
II-VI, Inc. (a)	8,248	297,340
Integer Holdings Corp. (a)	4,501	180,940
Intevac, Inc. (a)	5,485	68,563
IntriCon Corp. (a)	2,740	24,934
IPG Photonics Corp. (a)	5,675	684,972
Itron, Inc. (a)	5,094	309,206
Jabil Circuit, Inc.	30,230	874,252
Kemet Corp. (a)	8,847	106,164

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Keysight Technologies, Inc. (a)	27,063	$978,057
Kimball Electronics, Inc. (a)	5,162	87,496
Knowles Corp. (a)	15,810	299,600
Landauer, Inc.	1,662	81,023
LightPath Technologies, Inc., Class A (a)	6,052	16,582
Littelfuse, Inc.	3,550	567,680
LSI Industries, Inc.	4,195	42,328
MACOM Technology Solutions Holdings, Inc. (a)	5,247	253,430
Maxwell Technologies, Inc. (a)	5,619	32,646
Mesa Laboratories, Inc.	562	68,957
Methode Electronics, Inc.	5,654	257,822
Microvision, Inc. (a)(b)	10,983	27,348
MTS Systems Corp.	2,593	142,745
NAPCO Security Technologies, Inc. (a)	4,487	45,767
National Instruments Corp.	16,123	524,965
Novanta, Inc. (a)	5,584	148,255
Nuvectra Corp. (a)	1,322	9,029
NVE Corp.	974	80,637
Orion Energy Systems, Inc. (a)	7,855	15,553
OSI Systems, Inc. (a)	2,791	203,715
Park Electrochemical Corp.	3,206	57,259
Plexus Corp. (a)	5,087	294,029
Powell Industries, Inc.	1,398	48,147
Regal-Beloit Corp.	7,380	558,297
Research Frontiers, Inc. (a)	5,552	7,773
Rogers Corp. (a)	2,685	230,561
Rubicon Technology, Inc. (a)	5,299	4,414
Sanmina Corp. (a)	11,339	460,363
Sensata Technologies Holding NV (a)	26,687	1,165,421
Synthesis Energy Systems, Inc. (a)(b)	5,951	5,070
Trimble, Inc. (a)	38,775	1,241,188
TTM Technologies, Inc. (a)	13,962	225,207
Turtle Beach Corp. (a)	6,063	5,487
Ultralife Corp. (a)	4,545	24,543
Universal Display Corp.	7,242	623,536
Veeco Instruments, Inc. (a)	6,043	180,384
Vicor Corp. (a)	3,135	50,474
Vishay Intertechnology, Inc.	20,274	333,507
Vishay Precision Group, Inc. (a)	2,569	40,590
WESCO International, Inc. (a)	6,444	448,180
Zebra Technologies Corp., Class A (a)	8,305	757,831

		21,898,624
Financial Services — 4.3%
Actinium Pharmaceuticals, Inc. (a)	8,447	12,755
Ally Financial, Inc.	73,616	1,496,613
Artisan Partners Asset Management, Inc., Class A	6,398	176,585

Common Stocks	Shares	Value
Financial Services (continued)
Ashford, Inc. (a)	394	$22,127
Associated Capital Group, Inc., Class A	805	29,101
Asta Funding, Inc. (a)	1,501	12,308
Atlanticus Holdings Corp. (a)	251	655
BGC Partners, Inc., Class A	36,260	411,914
Blackhawk Network Holdings, Inc. (a)	9,391	381,275
CIT Group, Inc.	31,598	1,356,502
Cohen & Steers, Inc.	3,036	121,349
Consumer Portfolio Services, Inc. (a)	5,716	26,922
Cowen Group, Inc., Class A (a)	4,324	64,644
Credit Acceptance Corp. (a)(b)	1,948	388,451
Diamond Hill Investment Group, Inc.	522	101,555
Eaton Vance Corp.	18,334	824,297
Encore Capital Group, Inc. (a)	3,846	118,457
Enova International, Inc. (a)	4,701	69,810
Essent Group Ltd. (a)	12,034	435,270
EverBank Financial Corp.	17,410	339,147
Evercore Partners, Inc., Class A	6,093	474,645
Ezcorp, Inc., Class A (a)	8,094	65,966
FBR & Co.	1,765	31,858
Federal Agricultural Mortgage Corp., Class C	1,734	99,826
Federated Investors, Inc., Class B	13,995	368,628
Financial Engines, Inc.	8,155	355,150
FirstCash, Inc.	7,433	365,332
FNF Group	40,903	1,592,763
FNFV Group (a)	12,743	168,845
GAMCO Investors, Inc., Class A	805	23,820
Global Brokerage, Inc. (a)(b)	1,155	3,118
Green Dot Corp., Class A (a)	6,679	222,811
Greenhill & Co., Inc.	4,276	125,287
HealthEquity, Inc. (a)	6,578	279,236
Houlihan Lokey, Inc.	3,232	111,342
HRG Group, Inc. (a)	22,134	427,629
IHS Markit Ltd. (a)	52,687	2,210,220
Impac Mortgage Holdings, Inc. (a)	1,830	22,802
Interactive Brokers Group, Inc., Class A	10,219	354,804
INTL. FCStone, Inc. (a)	2,537	96,304
Investment Technology Group, Inc.	5,189	105,077
Janus Capital Group, Inc.	21,344	281,741
Jason Industries, Inc. (a)	4,507	6,670
KCG Holdings, Inc., Class A (a)	8,227	146,687
Ladder Capital Corp.	11,217	161,973
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	50,314
Lazard Ltd., Class A	20,140	926,239
Legg Mason, Inc.	13,893	501,676
LendingClub Corp. (a)	48,604	266,836
LendingTree, Inc. (a)	1,296	162,454

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Financial Services (continued)
Liberty Ventures, Series A (a)	13,059	$580,864
LPL Financial Holdings, Inc.	13,361	532,169
MarketAxess Holdings, Inc.	5,863	1,099,254
Marlin Business Services Corp.	1,640	42,230
MGIC Investment Corp. (a)	55,058	557,738
Moelis & Co., Class A	4,977	191,614
MoneyGram International, Inc. (a)	5,436	91,379
MSCI, Inc.	14,533	1,412,462
Nelnet, Inc., Class A	2,846	124,826
NewStar Financial, Inc.	3,072	32,502
NMI Holdings, Inc., Class A (a)	9,420	107,388
NRG Yield, Inc., Class A	5,864	101,975
NRG Yield, Inc., Class C	9,117	161,371
Ocwen Financial Corp. (a)	16,212	88,680
On Deck Capital, Inc. (a)	6,601	33,269
OneMain Holdings, Inc. (a)	8,167	202,950
Oppenheimer Holdings, Inc., Class A	1,705	29,155
PICO Holdings, Inc. (a)	4,035	56,490
Piper Jaffray Cos.	2,366	151,069
PJT Partners, Inc., Class A	2,864	100,498
PRA Group, Inc. (a)	7,260	240,669
Pzena Investment Management, Inc., Class A	3,173	31,222
Radian Group, Inc.	34,101	612,454
Safeguard Scientifics, Inc. (a)	4,085	51,879
Santander Consumer USA Holdings, Inc. (a)	17,383	231,542
SEI Investments Co.	20,922	1,055,306
SLM Corp. (a)	67,458	816,242
Stewart Information Services Corp.	3,587	158,474
Stifel Financial Corp. (a)	10,470	525,489
TD Ameritrade Holding Corp.	37,306	1,449,711
TESARO, Inc. (a)	5,265	810,126
U.S. Global Investors, Inc., Class A (b)	4,302	6,711
Virtu Financial, Inc., Class A	6,407	108,919
Virtus Investment Partners, Inc.	959	101,558
VolitionRX Ltd. (a)(b)	6,405	25,748
Voya Financial, Inc.	30,696	1,165,220
Waddell & Reed Financial, Inc., Class A	12,521	212,857
Walker & Dunlop, Inc. (a)	4,301	179,309
Westwood Holdings Group, Inc.	1,466	78,299
WisdomTree Investments, Inc.	17,278	156,884
WMIH Corp. (a)	33,498	48,572
World Acceptance Corp. (a)	1,064	55,094

		30,219,958
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	218,532
Cincinnati Bell, Inc. (a)	6,259	110,784
Consolidated Communications Holdings, Inc.	7,242	169,608

Common Stocks	Shares	Value
Fixed Line Telecommunications (continued)
Fairpoint Communications, Inc. (a)	3,773	$62,632
Frontier Communications Corp.	181,470	388,346
General Communication, Inc., Class A (a)	4,977	103,522
GTT Communications, Inc. (a)	3,853	93,820
Hawaiian Telcom Holdco, Inc. (a)	2,127	48,730
IDT Corp., Class B	2,972	37,804
Lumos Networks Corp. (a)	4,097	72,517
Straight Path Communications, Inc., Class B (a)(b)	1,752	63,019
Vonage Holdings Corp. (a)	30,027	189,771
Windstream Holdings, Inc.	28,739	156,627
Zayo Group Holdings, Inc. (a)	14,904	490,342

		2,206,054
Food & Drug Retailers — 0.5%
Casey’s General Stores, Inc.	6,174	693,031
Chefs’ Warehouse, Inc. (a)	3,358	46,676
Core-Mark Holding Co., Inc.	7,129	222,354
Diplomat Pharmacy, Inc. (a)	6,690	106,706
GNC Holdings, Inc., Class A (b)	10,229	75,285
Ingles Markets, Inc., Class A	2,303	99,374
Natural Health Trends Corp. (b)	1,354	39,131
Performance Food Group Co. (a)	12,251	291,574
PetMed Express, Inc.	3,455	69,584
Rite Aid Corp. (a)	169,282	719,448
Smart & Final Stores, Inc. (a)	4,080	49,368
SpartanNash Co.	5,521	193,180
Sprouts Farmers Market, Inc. (a)	20,641	477,220
Supervalu, Inc. (a)	41,309	159,453
United Natural Foods, Inc. (a)	7,684	332,179
Vitamin Shoppe, Inc. (a)	3,693	74,414
Weis Markets, Inc.	2,324	138,627

		3,787,604
Food Producers — 2.3%
AdvancePierre Foods Holdings, Inc.	7,708	240,258
Alico, Inc.	610	16,104
Amplify Snack Brands, Inc. (a)(b)	5,088	42,739
Andersons, Inc.	3,787	143,527
B&G Foods, Inc.	10,478	421,740
Blue Buffalo Pet Products, Inc. (a)	15,208	349,784
Bunge Ltd.	21,472	1,701,871
Cal-Maine Foods, Inc. (b)	4,515	166,152
Calavo Growers, Inc.	2,423	146,834
Darling Ingredients, Inc. (a)	27,867	404,629
Dean Foods Co.	13,709	269,519
Farmer Bros Co. (a)	1,660	58,681
Flowers Foods, Inc.	29,404	570,732
Fresh Del Monte Produce, Inc.	5,263	311,728
Griffin Industrial Realty, Inc.	1,073	33,209
Hain Celestial Group, Inc. (a)	16,751	623,137
Herbalife Ltd. (a)(b)	11,297	656,808
Hostess Brands, Inc. (a)	5,907	93,744

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Food Producers (continued)
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	11,183	$1,346,769
J&J Snack Foods Corp.	2,381	322,768
John B Sanfilippo & Son, Inc.	1,422	104,076
Lamb Weston Holdings, Inc.	21,514	904,879
Lancaster Colony Corp.	2,973	383,041
Lifevantage Corp. (a)	3,491	18,747
Lifeway Foods, Inc. (a)	1,804	19,357
Limoneira Co.	2,404	50,268
Lipocine, Inc. (a)(b)	5,425	21,158
Mannatech, Inc.	644	10,497
Medifast, Inc.	1,806	80,132
MGP Ingredients, Inc.	1,817	98,536
Nutraceutical International Corp.	1,376	42,862
Nutrisystem, Inc.	4,434	246,087
Omega Protein Corp.	3,642	73,022
Phibro Animal Health Corp., Class A	2,839	79,776
Pilgrim’s Pride Corp.	9,086	204,480
Pinnacle Foods, Inc.	18,245	1,055,838
Post Holdings, Inc. (a)	10,224	894,804
Reliv International, Inc. (a)	59	314
Rocky Mountain Chocolate Factory, Inc.	2,724	30,727
Sanderson Farms, Inc.	2,996	311,105
Seaboard Corp.	38	158,439
Seneca Foods Corp., Class A (a)	1,343	48,482
Snyders-Lance, Inc.	13,467	542,855
Tootsie Roll Industries, Inc.	2,780	103,832
TreeHouse Foods, Inc. (a)	9,028	764,310
U.S. Foods Holding Corp. (a)	14,906	417,070
USANA Health Sciences, Inc. (a)	1,572	90,547
WhiteWave Foods Co. (a)	27,547	1,546,764

		16,222,738
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	141,904
Deltic Timber Corp.	1,574	122,961
Domtar Corp.	9,442	344,822
KapStone Paper and Packaging Corp.	13,378	309,032
Mercer International, Inc.	6,229	72,879
Neenah Paper, Inc.	2,503	186,974
PH Glatfelter Co.	6,319	137,375
Resolute Forest Products (a)	12,838	69,967
Veritiv Corp. (a)	1,388	71,898

		1,457,812
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,470	242,321
Aqua America, Inc.	27,284	877,181
Artesian Resources Corp., Class A	1,250	40,700
Atmos Energy Corp.	15,735	1,242,908

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (continued)
Avista Corp.	9,641	$376,481
Cadiz, Inc. (a)	4,834	72,752
California Water Service Group	7,033	252,133
Chesapeake Utilities Corp.	2,612	180,750
Connecticut Water Service, Inc.	1,727	91,790
Delta Natural Gas Co., Inc.	1,820	55,237
Gas Natural, Inc.	2,422	30,759
Genie Energy Ltd., Class B	3,673	26,593
Middlesex Water Co.	2,592	95,774
National Fuel Gas Co.	12,933	771,066
New Jersey Resources Corp.	12,980	514,008
Northwest Natural Gas Co.	4,404	260,276
ONE Gas, Inc.	7,794	526,874
PNM Resources, Inc.	11,944	441,928
RGC Resources, Inc.	2,773	61,006
SJW Corp.	2,322	111,967
South Jersey Industries, Inc.	12,485	445,090
Southwest Gas Holdings, Inc.	7,106	589,158
Spire, Inc.	6,608	446,040
UGI Corp.	26,357	1,302,036
Vectren Corp.	13,062	765,564
WGL Holdings, Inc.	7,652	631,520
York Water Co.	2,157	75,603

		10,527,515
General Industrials — 1.6%
Actuant Corp., Class A	8,768	231,037
Aptargroup, Inc.	10,013	770,901
Bemis Co., Inc.	14,201	693,861
Berry Plastics Group, Inc. (a)	20,191	980,677
Carlisle Cos., Inc.	10,018	1,066,015
Crown Holdings, Inc. (a)	21,691	1,148,538
Global Brass & Copper Holdings, Inc.	3,673	126,351
Graphic Packaging Holding Co.	53,149	684,028
Greif, Inc., Class A	3,637	200,362
Greif, Inc., Class B	1,414	92,334
Harsco Corp. (a)	11,862	151,241
ITT, Inc.	13,665	560,538
Landec Corp. (a)	4,881	58,572
Multi-Color Corp.	2,155	153,005
Myers Industries, Inc.	3,762	59,628
Otter Tail Corp.	5,878	222,776
Owens-Illinois, Inc. (a)	25,629	522,319
Packaging Corp. of America	14,468	1,325,558
Raven Industries, Inc.	5,522	160,414
Rexnord Corp. (a)	15,645	361,087
Silgan Holdings, Inc.	6,035	358,238
Sonoco Products Co.	15,900	841,428
TriMas Corp. (a)	6,652	138,029
UFP Technologies, Inc. (a)	1,471	38,099

		10,945,036

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A (a)	5,670	$57,834
Aaron’s, Inc.	9,518	283,065
Abercrombie & Fitch Co., Class A	10,514	125,432
AMERCO, Inc.	821	312,957
America’s Car-Mart, Inc. (a)	1,386	50,520
American Eagle Outfitters, Inc.	25,423	356,685
American Public Education, Inc. (a)	2,731	62,540
Antero Resources Corp. (a)	22,816	520,433
Asbury Automotive Group, Inc. (a)	3,061	183,966
Ascena Retail Group, Inc. (a)	25,130	107,054
Autobytel, Inc. (a)	2,014	25,235
Barnes & Noble Education, Inc. (a)	6,163	59,103
Barnes & Noble, Inc.	8,898	82,307
Beacon Roofing Supply, Inc. (a)	9,402	462,202
Big 5 Sporting Goods Corp.	2,684	40,528
Big Lots, Inc.	6,639	323,187
Bon-Ton Stores, Inc. (a)	2,228	1,872
Boot Barn Holdings, Inc. (a)	2,185	21,610
Bridgepoint Education, Inc. (a)	2,758	29,428
Bright Horizons Family Solutions, Inc. (a)	6,948	503,661
Buckle, Inc.	3,973	73,898
Build-A-Bear Workshop, Inc. (a)	2,727	24,134
Burlington Stores, Inc. (a)	11,157	1,085,465
Cabela’s, Inc. (a)	7,999	424,827
Caleres, Inc.	8,160	215,587
Cambium Learning Group, Inc. (a)	4,720	23,128
Capella Education Co.	1,792	152,365
Career Education Corp. (a)	10,687	92,977
Carriage Services, Inc.	2,462	66,769
Cato Corp., Class A	3,894	85,512
CDK Global, Inc.	23,348	1,517,854
Chegg, Inc. (a)	8,886	74,998
Chemed Corp.	2,486	454,167
Chico’s FAS, Inc.	19,485	276,687
Children’s Place, Inc.	2,981	357,869
Christopher & Banks Corp. (a)	6,159	9,115
Citi Trends, Inc.	2,593	44,081
Clean Energy Fuels Corp. (a)	15,034	38,337
Collectors Universe, Inc.	1,741	45,440
Conn’s, Inc. (a)	3,781	33,084
Container Store Group, Inc. (a)	2,847	12,043
Copart, Inc. (a)	15,967	988,836
CST Brands, Inc.	12,010	577,561
Destination Maternity Corp. (a)	2,770	11,800
Destination XL Group, Inc. (a)	8,559	24,393
Dick’s Sporting Goods, Inc.	13,922	677,445
Dillard’s, Inc., Class A	3,993	208,594
DSW, Inc., Class A	11,768	243,362
Etsy, Inc. (a)	14,238	151,350
EVINE Live, Inc. (a)	7,906	10,120
Express, Inc. (a)	12,371	112,700
Finish Line, Inc., Class A	6,356	90,446

Common Stocks	Shares	Value
General Retailers (continued)
Five Below, Inc. (a)	8,397	$363,674
Francesca’s Holdings Corp. (a)	6,453	99,054
Fred’s, Inc., Class A	4,994	65,421
FTD Cos., Inc. (a)	3,190	64,247
Gaia, Inc. (a)	3,595	35,770
GameStop Corp., Class A	17,079	385,131
Genesco, Inc. (a)	3,006	166,683
Grand Canyon Education, Inc. (a)	7,545	540,297
Group 1 Automotive, Inc.	3,063	226,907
GrubHub, Inc. (a)	13,902	457,237
Guess?, Inc.	9,276	103,427
Haverty Furniture Cos., Inc.	3,228	78,602
Hibbett Sports, Inc. (a)	3,484	102,778
Hillenbrand, Inc.	9,955	356,887
Houghton Mifflin Harcourt Co. (a)	15,421	156,523
HSN, Inc.	4,839	179,527
JC Penney Co., Inc. (a)(b)	46,484	286,341
K12, Inc. (a)	5,636	107,929
KAR Auction Services, Inc.	21,349	932,311
Kirkland’s, Inc. (a)	2,707	33,567
Lands’ End, Inc. (a)(b)	2,026	43,458
Laureate Education, Inc., Class A (a)	5,435	77,557
Liquidity Services, Inc. (a)	4,477	35,816
Lithia Motors, Inc., Class A	3,487	298,662
Lumber Liquidators Holdings, Inc. (a)	4,057	85,156
MarineMax, Inc. (a)	4,129	89,393
Matthews International Corp., Class A	4,866	329,185
Michaels Cos., Inc. (a)	17,531	392,519
Monro Muffler Brake, Inc.	5,679	295,876
Murphy USA, Inc. (a)	5,579	409,610
Office Depot, Inc.	92,207	430,146
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,432	248,972
Overstock.com, Inc. (a)	2,766	47,575
Party City Holdco, Inc. (a)	3,899	54,781
PCM, Inc. (a)	1,516	42,524
Penske Automotive Group, Inc.	5,762	269,719
Perfumania Holdings, Inc. (a)	1,362	1,771
Pier 1 Imports, Inc.	12,905	92,400
PriceSmart, Inc.	3,440	317,168
Providence Service Corp. (a)	2,023	89,902
RealNetworks, Inc. (a)	5,145	24,902
Regis Corp. (a)	5,786	67,812
Rent-A-Center, Inc. (b)	7,864	69,754
RH (a)(b)	5,948	275,154
Rollins, Inc.	15,119	561,368
Rush Enterprises, Inc., Class A (a)	5,240	173,339
Sally Beauty Holdings, Inc. (a)	22,385	457,549
Sears Holdings Corp. (a)(b)	7,621	87,565
Service Corp. International	29,697	917,043

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
ServiceMaster Global Holdings, Inc. (a)	21,046	$878,671
Shoe Carnival, Inc.	2,381	58,501
Shutterfly, Inc. (a)	5,172	249,756
SiteOne Landscape Supply, Inc. (a)	3,757	181,876
Sonic Automotive, Inc., Class A	4,134	82,887
Sotheby’s (a)	7,190	327,001
SP Plus Corp. (a)	2,950	99,563
Sportsman’s Warehouse Holdings, Inc. (a)	4,298	20,544
Stage Stores, Inc.	4,672	12,100
Stamps.com, Inc. (a)	2,505	296,467
Stein Mart, Inc.	4,383	13,193
Strayer Education, Inc.	1,653	133,050
Tailored Brands, Inc.	7,130	106,522
Tile Shop Holdings, Inc.	5,605	107,896
Titan Machinery, Inc. (a)	2,671	40,973
TrueCar, Inc. (a)	8,752	135,393
Trupanion, Inc. (a)(b)	3,225	45,860
Tuesday Morning Corp. (a)	6,404	24,015
Urban Outfitters, Inc. (a)	13,666	324,704
VCA, Inc. (a)	12,570	1,150,155
Weight Watchers International, Inc. (a)(b)	4,031	62,763
West Marine, Inc. (a)	3,086	29,440
Williams-Sonoma, Inc.	12,984	696,202
Winmark Corp.	437	49,381
Zumiez, Inc. (a)	2,839	51,954

		28,022,419
Health Care Equipment & Services — 4.5%
AAC Holdings, Inc. (a)	2,226	18,988
Abaxis, Inc.	3,511	170,283
ABIOMED, Inc. (a)	6,294	788,009
Acadia Healthcare Co., Inc. (a)	11,606	506,022
Accuray, Inc. (a)	12,884	61,199
AdCare Health Systems, Inc. (a)	7,324	9,375
Addus HomeCare Corp. (a)	1,286	41,152
Adeptus Health, Inc., Class A (a)	2,391	4,304
Air Methods Corp. (a)	5,272	226,696
Alere, Inc. (a)	14,587	579,542
Align Technology, Inc. (a)	11,700	1,342,107
Alliance HealthCare Services, Inc. (a)	2,209	22,642
Almost Family, Inc. (a)	3,087	150,028
Alphatec Holdings, Inc. (a)	1,899	4,425
Amedisys, Inc. (a)	4,240	216,622
Analogic Corp.	1,873	142,161
AngioDynamics, Inc. (a)	4,708	81,684
Anika Therapeutics, Inc. (a)	2,272	98,696
Antares Pharma, Inc. (a)	26,095	74,110
AtriCure, Inc. (a)	5,376	102,950
Atrion Corp.	224	104,877
AxoGen, Inc. (a)	4,935	51,571

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Bio-Rad Laboratories, Inc., Class A (a)	3,312	$660,214
Biolase, Inc. (a)	11,125	15,019
BioScrip, Inc. (a)	20,256	34,435
Biostage, Inc. (a)	3,656	1,341
BioTelemetry, Inc. (a)	4,630	134,038
Bovie Medical Corp. (a)	4,719	12,600
Brookdale Senior Living, Inc. (a)	28,172	378,350
Bruker Corp.	18,322	427,452
CalAtlantic Group, Inc.	12,261	459,174
Cantel Medical Corp.	5,957	477,156
Capital Senior Living Corp. (a)	4,670	65,660
Cardiovascular Systems, Inc. (a)	5,198	146,973
Civitas Solutions, Inc. (a)	2,868	52,628
Cogentix Medical, Inc. (a)	6,713	12,083
Community Health Systems, Inc. (a)	17,321	153,637
CONMED Corp.	3,573	158,677
Corindus Vascular Robotics, Inc. (a)(b)	20,807	27,257
Corvel Corp. (a)	1,635	71,122
CryoLife, Inc. (a)	4,639	77,239
Cutera, Inc. (a)	2,275	47,093
CytoSorbents Corp. (a)	4,303	19,364
DexCom, Inc. (a)	13,180	1,116,741
Dextera Surgical, Inc. (a)(b)	3,562	3,776
Endologix, Inc. (a)	12,883	93,273
Ensign Group, Inc.	6,892	129,570
Exactech, Inc. (a)	1,877	47,300
Five Star Senior Living, Inc. (a)	16,250	34,938
Fluidigm Corp. (a)	4,592	26,128
FONAR Corp. (a)	1,417	24,868
Genesis Healthcare, Inc. (a)	5,313	14,026
GenMark Diagnostics, Inc. (a)	7,790	99,868
Glaukos Corp. (a)	1,961	100,599
Globus Medical, Inc., Class A (a)	11,083	328,278
Haemonetics Corp. (a)	7,760	314,823
Halyard Health, Inc. (a)	8,578	326,736
Healthcare Services Group, Inc.	11,747	506,178
HealthSouth Corp.	13,931	596,386
HealthStream, Inc. (a)	3,976	96,338
Hill-Rom Holdings, Inc.	9,361	660,887
HMS Holdings Corp. (a)	13,041	265,124
Hooper Holmes, Inc. (a)	639	535
ICU Medical, Inc. (a)	2,348	358,540
Inogen, Inc. (a)	2,528	196,072
Insulet Corp. (a)	9,891	426,203
Integra LifeSciences Holdings Corp. (a)	9,568	403,100
Intersect ENT, Inc. (a)	4,481	76,849
Invacare Corp.	4,891	58,203
Juno Therapeutics, Inc. (a)	11,502	255,229
K2M Group Holdings, Inc. (a)	6,090	124,906
Kindred Healthcare, Inc.	12,162	101,553

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
LHC Group, Inc. (a)	2,418	$130,330
LifePoint Health, Inc. (a)	6,081	398,305
LivaNova PLC (a)	6,732	329,935
Magellan Health, Inc. (a)	3,447	238,015
Masimo Corp. (a)	6,952	648,344
MEDNAX, Inc. (a)	15,170	1,052,495
Meridian Bioscience, Inc.	6,734	92,929
Merit Medical Systems, Inc. (a)	7,010	202,589
Molina Healthcare, Inc. (a)	6,417	292,615
Natera, Inc. (a)	4,291	38,061
National Healthcare Corp.	1,472	104,954
Natus Medical, Inc. (a)	5,169	202,883
Navidea Biopharmaceuticals, Inc. (a)(b)	26,298	15,166
Neogen Corp. (a)	6,464	423,715
NeoGenomics, Inc. (a)	9,277	73,196
Nevro Corp. (a)	3,648	341,818
NuVasive, Inc. (a)	7,914	591,018
NxStage Medical, Inc. (a)	9,415	252,604
Omnicell, Inc. (a)	5,518	224,307
OraSure Technologies, Inc. (a)	9,831	127,115
Orthofix International NV (a)	2,789	106,400
Owens & Minor, Inc.	9,148	316,521
PAREXEL International Corp. (a)	8,470	534,542
Penumbra, Inc. (a)	4,182	348,988
PharMerica Corp. (a)	4,613	107,944
Psychemedics Corp.	1,320	26,466
Quidel Corp. (a)	4,380	99,163
Quorum Health Corp. (a)	4,330	23,555
RadNet, Inc. (a)	5,911	34,875
Rennova Health, Inc. (a)	26	47
ResMed, Inc.	22,052	1,587,082
Retractable Technologies, Inc. (a)	4,605	5,112
Rockwell Medical, Inc. (a)(b)	7,565	47,357
RTI Surgical, Inc. (a)	10,112	40,448
SeaSpine Holdings Corp. (a)	1,779	13,965
Select Medical Holdings Corp. (a)	16,098	214,908
Spark Therapeutics, Inc. (a)	3,374	179,969
Spectranetics Corp. (a)	6,991	203,613
Staar Surgical Co. (a)	5,027	49,265
STERIS PLC	13,340	926,596
Surgery Partners, Inc. (a)	3,215	62,693
SurModics, Inc. (a)	2,327	55,964
T2 Biosystems, Inc. (a)(b)	4,053	21,319
Tandem Diabetes Care, Inc. (a)	3,670	4,404
Teladoc, Inc. (a)	5,708	142,700
Teleflex, Inc.	6,811	1,319,495
Tenet Healthcare Corp. (a)	12,189	215,867
Tivity Health, Inc. (a)	5,011	145,820
Triple-S Management Corp., Class B (a)	3,526	61,952
U.S. Physical Therapy, Inc.	1,955	127,661
Unilife Corp. (a)(b)	2,413	4,126
Universal American Corp. (a)	8,418	83,927

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Utah Medical Products, Inc.	662	$41,243
Varex Imaging Corp. (a)	5,658	190,109
VWR Corp. (a)	13,221	372,832
WellCare Health Plans, Inc. (a)	6,920	970,253
West Pharmaceutical Services, Inc.	11,434	933,129
Wright Medical Group NV (a)	17,581	547,121
Zafgen, Inc. (a)	2,989	13,929
Zeltiq Aesthetics, Inc. (a)	5,536	307,857

		31,285,593
Household Goods & Home Construction — 1.5%
ACCO Brands Corp. (a)	16,442	216,212
Bassett Furniture Industries, Inc.	1,739	46,779
Beazer Homes USA, Inc. (a)	5,712	69,287
Briggs & Stratton Corp.	6,373	143,074
Cavco Industries, Inc. (a)	1,393	162,145
Central Garden & Pet Co., Class A (a)	6,265	217,521
Compx International, Inc.	1,034	15,872
Comstock Holdings Cos., Inc. (a)	1,729	3,683
Dixie Group, Inc. (a)	2,900	10,440
Edgewell Personal Care Co. (a)	8,921	652,482
Energizer Holdings, Inc.	9,658	538,433
Ethan Allen Interiors, Inc.	3,943	120,853
Flexsteel Industries, Inc.	1,215	61,236
Forward Industries, Inc. (a)	2,823	3,331
Herman Miller, Inc.	8,959	282,656
HNI Corp.	6,656	306,775
Hooker Furniture Corp.	1,876	58,250
Hovnanian Enterprises, Inc., Class A (a)	21,351	48,467
Interface, Inc.	9,610	183,071
iRobot Corp. (a)	4,266	282,153
KB Home	12,278	244,087
Knoll, Inc.	7,374	175,575
La-Z-Boy, Inc.	7,437	200,799
LGI Homes, Inc. (a)	2,808	95,219
Libbey, Inc.	3,627	52,882
Lifetime Brands, Inc.	2,050	41,205
M/I Homes, Inc. (a)	4,013	98,319
MDC Holdings, Inc.	5,937	178,407
Meritage Homes Corp. (a)	5,844	215,059
National Presto Industries, Inc.	790	80,738
NVR, Inc. (a)	549	1,156,677
Oil-Dri Corp. of America	1,129	42,078
Scotts Miracle-Gro Co., Class A	6,850	639,721
Select Comfort Corp. (a)	7,058	174,968
Spectrum Brands Holdings, Inc.	3,826	531,852
Steelcase, Inc., Class A	12,921	216,427
Taylor Morrison Home Corp., Class A (a)	6,539	139,411
Tempur Sealy International, Inc. (a)	7,764	360,715
Toll Brothers, Inc. (a)	23,980	865,918
TRI Pointe Group, Inc. (a)	22,019	276,118

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Tupperware Brands Corp.	7,915	$496,429
Virco Manufacturing Corp. (a)	5,315	20,994
Wayfair, Inc., Class A (a)(b)	4,521	183,055
WD-40 Co.	2,138	232,935
William Lyon Homes, Class A (a)	4,111	84,769

		10,227,077
Industrial Engineering — 3.1%
AGCO Corp.	10,320	621,058
Alamo Group, Inc.	1,607	122,437
Albany International Corp., Class A	4,299	197,969
Altra Industrial Motion Corp.	4,066	158,371
American Railcar Industries, Inc.	1,354	55,649
Astec Industries, Inc.	2,944	181,041
Babcock & Wilcox Enterprises, Inc. (a)	8,137	76,000
Broadwind Energy, Inc. (a)	4,880	40,650
Ceco Environmental Corp.	4,277	44,951
Chicago Rivet & Machine Co.	494	20,022
CIRCOR International, Inc.	2,547	151,394
Colfax Corp. (a)	15,975	627,178
Columbus McKinnon Corp.	2,933	72,797
Commercial Vehicle Group, Inc. (a)	5,294	35,840
Crane Co.	7,597	568,484
DMC Global, Inc.	2,800	34,720
Donaldson Co., Inc.	20,977	954,873
Douglas Dynamics, Inc.	3,445	105,589
Energy Recovery, Inc. (a)	5,232	43,530
EnPro Industries, Inc.	3,973	282,719
Federal Signal Corp.	9,098	125,643
Franklin Electric Co., Inc.	5,838	251,326
FreightCar America, Inc.	2,656	33,280
GATX Corp.	6,015	366,674
Gorman-Rupp Co.	2,838	89,113
Graco, Inc.	8,754	824,102
Graham Corp.	1,902	43,746
Greenbrier Cos., Inc.	4,279	184,425
H&E Equipment Services, Inc.	4,783	117,279
Horizon Global Corp. (a)	3,297	45,762
Hurco Cos., Inc.	1,373	42,700
Hyster-Yale Materials Handling, Inc.	1,727	97,386
IDEX Corp.	11,736	1,097,433
John Bean Technologies Corp.	4,537	399,029
Joy Global, Inc.	14,760	416,970
Kadant, Inc.	1,829	108,551
Kennametal, Inc.	11,991	470,407
Key Technology, Inc. (a)	998	13,233
Kimball International, Inc., Class B	5,240	86,460
Lincoln Electric Holdings, Inc.	9,781	849,578
Lindsay Corp.	1,858	163,727
Lydall, Inc. (a)	2,799	150,026
Manitex International, Inc. (a)(b)	2,717	18,204
Manitowoc Co., Inc. (a)	23,435	133,580

Common Stocks	Shares	Value
Industrial Engineering (continued)
Materion Corp.	3,097	$103,904
Meritor, Inc. (a)	14,861	254,569
Middleby Corp. (a)	9,126	1,245,243
Milacron Holdings Corp. (a)	4,679	87,076
Miller Industries, Inc.	2,019	53,201
MSA Safety, Inc.	4,681	330,900
Mueller Industries, Inc.	9,270	317,312
NACCO Industries, Inc., Class A	799	55,770
Navistar International Corp. (a)	9,906	243,886
NN, Inc.	4,181	105,361
Nordson Corp.	8,275	1,016,501
Oshkosh Corp.	11,784	808,265
Paylocity Holding Corp. (a)	3,681	142,197
Perma-Pipe International Holdings, Inc. (a)	1,937	15,302
Proto Labs, Inc. (a)	3,660	187,026
Spartan Motors, Inc.	5,545	44,360
SPX Corp. (a)	6,490	157,383
SPX FLOW, Inc. (a)	6,381	221,485
Standex International Corp.	2,053	205,608
Sun Hydraulics Corp.	3,942	142,346
Tennant Co.	2,625	190,706
Terex Corp.	16,239	509,905
Timken Co.	11,296	510,579
TimkenSteel Corp. (a)	5,808	109,829
Toro Co.	16,959	1,059,259
Trinity Industries, Inc.	23,379	620,712
Twin Disc, Inc. (a)	1,831	37,664
Wabash National Corp.	10,252	212,114
Wabtec Corp.	13,427	1,047,306
Welbilt, Inc. (a)	22,964	450,783
Woodward, Inc.	8,805	598,036

		21,608,494
Industrial Metals & Mining — 0.9%
AK Steel Holding Corp. (a)	48,143	346,148
Alcoa Corp.	22,764	783,082
Allegheny Technologies, Inc.	16,681	299,591
Ampco-Pittsburgh Corp.	1,955	27,468
Carpenter Technology Corp.	7,069	263,674
Century Aluminum Co. (a)	7,937	100,720
Cliffs Natural Resources, Inc. (a)	42,381	347,948
Commercial Metals Co.	17,547	335,674
Friedman Industries, Inc.	2,787	18,032
Handy & Harman Ltd. (a)	780	21,216
Haynes International, Inc.	2,039	77,727
Kaiser Aluminum Corp.	3,159	252,404
McEwen Mining, Inc.	31,501	95,763
Olympic Steel, Inc.	1,597	29,640
Reliance Steel & Aluminum Co.	11,267	901,585
Ryerson Holding Corp. (a)	2,400	30,240
Steel Dynamics, Inc.	38,303	1,331,412
Synalloy Corp. (a)	2,147	26,301
United States Steel Corp.	27,323	923,791

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Metals & Mining (continued)
Universal Stainless & Alloy Products, Inc. (a)	1,302	$22,134
Uranium Energy Corp. (a)(b)	19,733	28,021
Worthington Industries, Inc.	6,911	311,617

		6,574,188
Industrial Transportation — 1.2%
Air Lease Corp.	14,722	570,477
Air Transport Services Group, Inc. (a)	7,220	115,881
Aircastle Ltd.	8,419	203,150
ArcBest Corp.	3,519	91,494
Ardmore Shipping Corp.	6,365	51,238
Atlas Air Worldwide Holdings, Inc. (a)	3,769	208,991
CAI International, Inc. (a)	2,930	46,118
Celadon Group, Inc.	4,175	27,346
Covenant Transportation Group, Inc., Class A (a)	2,275	42,770
Echo Global Logistics, Inc. (a)	4,536	96,844
Forward Air Corp.	4,502	214,160
FRP Holdings, Inc. (a)	1,209	48,360
Genco Shipping & Trading, Ltd. (a)	177	2,213
Gener8 Maritime, Inc. (a)	12,477	70,745
Genesee & Wyoming, Inc., Class A (a)	9,759	662,246
Heartland Express, Inc.	6,722	134,776
Hub Group, Inc., Class A (a)	5,287	245,317
International Seaways, Inc. (a)	1,937	37,035
Kirby Corp. (a)(b)	8,071	569,409
Knight Transportation, Inc.	9,738	305,286
Landstar System, Inc.	6,328	541,993
Macquarie Infrastructure Corp.	11,772	948,588
Marten Transport Ltd.	3,567	83,646
Matson, Inc.	6,329	201,009
Old Dominion Freight Line, Inc.	10,806	924,669
Overseas Shipholding Group, Inc., Class A (a)	5,813	22,438
PAM Transportation Services, Inc. (a)	659	10,735
Patriot Transportation Holding, Inc. (a)	627	14,264
PHH Corp. (a)	8,457	107,658
Rand Logistics, Inc. (a)(b)	5,032	3,220
Roadrunner Transportation Systems, Inc. (a)	4,706	32,330
Saia, Inc. (a)	4,133	183,092
Swift Transportation Co. (a)	12,764	262,173
Teekay Corp.	6,907	63,199
Textainer Group Holdings Ltd.	3,736	57,161
Triton International, Ltd.	4,790	123,534
Universal Logistics Holdings, Inc.	1,233	17,694
USA Truck, Inc. (a)	1,622	11,922
Werner Enterprises, Inc.	6,158	161,340

Common Stocks	Shares	Value
Industrial Transportation (continued)
Wesco Aircraft Holdings, Inc. (a)	8,960	$102,144
Willis Lease Finance Corp. (a)	1,351	30,195
World Fuel Services Corp.	10,630	385,338
XPO Logistics, Inc. (a)	12,944	619,888
YRC Worldwide, Inc. (a)	4,920	54,169

		8,706,255
Leisure Goods — 0.8%
Black Diamond, Inc. (a)	4,738	25,822
Brunswick Corp.	14,117	863,960
Callaway Golf Co.	14,931	165,286
Eastman Kodak Co. (a)	6,100	70,150
Escalade, Inc.	2,070	26,703
Fitbit, Inc., Series A (a)	20,556	121,692
Fox Factory Holding Corp. (a)	5,319	152,655
Glu Mobile, Inc. (a)	17,785	40,372
GoPro, Inc., Class A (a)(b)	15,121	131,553
LCI Industries	3,780	377,244
Malibu Boats, Inc. (a)	3,744	84,053
Marine Products Corp.	1,493	16,229
Nautilus, Inc. (a)	4,821	87,983
Polaris Industries, Inc.	9,469	793,502
Pool Corp.	6,438	768,247
Take-Two Interactive Software, Inc. (a)	16,476	976,533
Thor Industries, Inc.	7,641	734,529
Universal Electronics, Inc. (a)	2,235	153,097
Vista Outdoor, Inc. (a)	9,083	187,019
Winnebago Industries, Inc.	4,162	121,738
Zedge, Inc., Class B (a)	4,053	12,443

		5,910,810
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	11,676	275,904
AMERISAFE, Inc.	3,104	201,450
Atlantic American Corp.	2,927	11,708
Citizens, Inc. (a)(b)	8,213	61,023
CNO Financial Group, Inc.	26,587	545,033
eHealth, Inc. (a)	2,920	35,157
Employers Holdings, Inc.	5,791	219,768
FBL Financial Group, Inc., Class A	1,787	116,959
Genworth Financial, Inc., Class A (a)	72,971	300,640
Independence Holding Co.	1,686	31,360
National Western Life Group, Inc., Class A	376	114,364
Primerica, Inc.	6,834	561,755

		2,475,121
Media — 3.4%
Acxiom Corp. (a)	11,802	336,003
AH Belo Corp., Class A	3,599	22,134
AMC Networks, Inc., Class A (a)	9,248	542,673

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media (continued)
Ascent Capital Group, Inc., Class A (a)	2,129	$30,083
Avid Technology, Inc. (a)	5,767	26,874
Bankrate, Inc. (a)	7,128	68,785
Beasley Broadcasting Group, Inc., Class A	784	9,094
Cable One, Inc.	747	466,479
Clear Channel Outdoor Holdings, Inc., Class A	5,624	34,025
CSS Industries, Inc.	1,461	37,869
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	3,185	1,022
Dolby Laboratories, Inc., Class A	8,934	468,231
Emmis Communications Corp., Class A (a)	2,653	6,500
Entercom Communications Corp., Class A (b)	4,346	62,148
Entravision Communications Corp., Class A	10,513	65,181
EW Scripps Co., Class A (a)	8,572	200,928
FactSet Research Systems, Inc.	6,258	1,032,007
Gannett Co., Inc.	17,822	149,348
Global Eagle Entertainment, Inc. (a)	7,875	25,121
Graham Holdings Co., Class B	728	436,472
Gray Television, Inc. (a)	10,007	145,101
Groupon, Inc. (a)	60,701	238,555
Harte-Hanks, Inc. (a)	6,749	9,449
John Wiley & Sons, Inc., Class A	7,652	411,678
Lamar Advertising Co., Class A	12,881	962,726
Lee Enterprises, Inc. (a)	8,464	22,006
Liberty Broadband Corp., Class A (a)	4,076	346,827
Liberty Broadband Corp., Class C (a)	10,469	904,522
Liberty Global PLC, Class A (a)	39,624	1,421,313
Liberty Global PLC, Class C (a)	100,173	3,510,062
Liberty Global PLC LiLAC, Class A (a)	7,846	174,495
Liberty Global PLC LiLAC, Class C (a)	18,370	423,245
Liberty Interactive Corp QVC Group, Series A (a)	69,731	1,396,015
Liberty Media Corp-Liberty Formula One, Class A (a)	3,415	111,670
Liberty Media Corp-Liberty Formula One, Class C (a)	6,777	231,435
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	13,849	539,003
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	26,707	1,035,697
Lions Gate Entertainment Corp., Class A	9,198	244,299

Common Stocks	Shares	Value
Media (continued)
Lions Gate Entertainment Corp., Class B (a)	16,634	$405,537
Live Nation Entertainment, Inc. (a)	20,179	612,836
Marchex, Inc., Class B (a)	5,246	14,269
McClatchy Co., Class A (a)	1,090	10,540
Meredith Corp.	5,493	354,848
Morningstar, Inc.	2,851	224,089
MSG Networks, Inc., Class A (a)	9,903	231,235
National CineMedia, Inc.	9,730	122,890
New Media Investment Group, Inc.	9,733	138,306
New York Times Co., Class A	18,334	264,010
Nexstar Broadcasting Group, Inc., Class A	7,209	505,711
Outfront Media, Inc.	22,277	591,454
Pandora Media, Inc. (a)	37,583	443,855
QuinStreet, Inc. (a)	7,427	28,965
Quotient Technology, Inc. (a)	10,529	100,552
Remark Media, Inc. (a)	4,264	12,621
RetailMeNot, Inc. (a)	6,625	53,663
Rubicon Project, Inc. (a)	6,574	38,721
Saga Communications, Inc., Class A	1,046	53,398
Scholastic Corp.	4,495	191,352
Sinclair Broadcast Group, Inc., Class A	10,184	412,452
Sirius XM Holdings, Inc. (b)	269,895	1,389,959
SPAR Group, Inc. (a)	3,165	3,228
TechTarget, Inc. (a)	2,802	25,302
TheStreet, Inc. (a)	16,585	12,605
Time, Inc.	15,065	291,508
Tribune Media Co., Class A	11,076	412,803
TRONC, Inc. (a)	3,616	50,335
Value Line, Inc.	906	15,592
WebMD Health Corp. (a)	5,699	300,223
XO Group, Inc. (a)	4,167	71,714
Yelp, Inc. (a)	10,004	327,631

		23,861,279
Mining — 0.5%
Arch Coal, Inc. (a)	3,734	257,422
Cloud Peak Energy, Inc. (a)	9,192	42,099
Coeur Mining, Inc. (a)	28,493	230,223
Compass Minerals International, Inc.	5,446	369,511
CONSOL Energy, Inc. (a)	27,128	455,208
Fairmount Santrol Holdings, Inc. (a)	23,727	173,919
General Moly, Inc. (a)	21,436	10,718
Gold Resource Corp.	8,706	39,351
Golden Minerals Co. (a)(b)	9,302	5,874
Hecla Mining Co.	61,702	326,404
Pershing Gold Corp. (a)(b)	5,475	15,549
Royal Gold, Inc.	10,404	728,800

14	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Mining (continued)
Solitario Exploration & Royalty Corp. (a)(b)	15,315	$12,558
Stillwater Mining Co. (a)	18,398	317,734
SunCoke Energy, Inc. (a)	9,743	87,297
U.S. Silica Holdings, Inc.	10,946	525,299
Westmoreland Coal Co. (a)	3,275	47,553

		3,645,519
Mobile Telecommunications — 0.7%
ATN International, Inc.	1,577	111,053
Globalstar, Inc. (a)(b)	50,267	80,427
Iridium Communications, Inc. (a)	12,372	119,390
NII Holdings, Inc. (a)	14,857	19,314
ORBCOMM, Inc. (a)	10,768	102,835
pdvWireless, Inc. (a)	1,832	40,029
Shenandoah Telecommunications Co.	8,741	245,185
Spok Holdings, Inc.	3,740	71,060
Sprint Corp. (a)	98,751	857,159
T-Mobile U.S., Inc. (a)	44,307	2,861,789
Telephone & Data Systems, Inc.	16,632	440,914
United States Cellular Corp. (a)	1,710	63,834

		5,012,989
Nonlife Insurance — 3.6%
Alleghany Corp. (a)	2,323	1,427,855
Allied World Assurance Co. Holdings AG	13,364	709,628
Ambac Financial Group, Inc. (a)	6,380	120,327
American Financial Group, Inc.	11,215	1,070,135
American National Insurance Co.	1,133	133,728
AmTrust Financial Services, Inc.	16,477	304,165
Arch Capital Group Ltd. (a)	18,837	1,785,182
Argo Group International Holdings Ltd.	4,567	309,643
Aspen Insurance Holdings Ltd.	9,432	490,936
Assured Guaranty Ltd.	20,457	759,159
Athene Holding, Ltd., Class A (a)	5,903	295,091
Axis Capital Holdings Ltd.	13,546	907,988
Baldwin & Lyons, Inc., Class B	2,261	55,281
Brown & Brown, Inc.	17,946	748,707
CNA Financial Corp.	4,047	178,756
Donegal Group, Inc., Class A	2,337	41,178
EMC Insurance Group, Inc.	1,652	46,355
Enstar Group Ltd. (a)	1,653	316,219
Erie Indemnity Co., Class A	2,694	330,554
Everest Re Group Ltd.	6,141	1,435,827
Federated National Holding Co.	2,537	44,220
First Acceptance Corp. (a)	8,599	11,609
First American Financial Corp.	16,805	660,100
Global Indemnity, Ltd. (a)	1,701	65,471
Greenlight Capital Re Ltd., Class A (a)	5,039	111,362
Hanover Insurance Group, Inc.	7,263	654,106

Common Stocks	Shares	Value
Nonlife Insurance (continued)
HCI Group, Inc.	1,768	$80,585
Heritage Insurance Holdings, Inc.	4,282	54,681
Hilltop Holdings, Inc.	12,181	334,612
Horace Mann Educators Corp.	6,108	250,733
Infinity Property & Casualty Corp.	2,238	213,729
James River Group Holdings Ltd.	3,102	132,952
Kemper Corp.	7,415	295,859
Maiden Holdings Ltd.	11,098	155,372
Markel Corp. (a)	2,164	2,111,761
MBIA, Inc. (a)	19,667	166,579
Mercury General Corp.	5,530	337,275
National General Holdings Corp.	9,620	228,571
Navigators Group, Inc.	3,594	195,154
Old Republic International Corp.	36,839	754,463
OneBeacon Insurance Group Ltd., Class A	3,598	57,568
ProAssurance Corp.	7,994	481,638
Reinsurance Group of America, Inc.	9,662	1,226,881
RenaissanceRe Holdings Ltd.	6,043	874,120
RLI Corp.	6,231	373,985
Safety Insurance Group, Inc.	2,336	163,754
Selective Insurance Group, Inc.	9,298	438,401
State Auto Financial Corp.	2,450	67,253
State National Cos., Inc.	5,202	74,909
Third Point Reinsurance Ltd. (a)	9,561	115,688
United Fire Group, Inc.	3,306	141,398
United Insurance Holdings Corp.	3,080	49,126
Universal Insurance Holdings, Inc.	4,997	122,427
Validus Holdings Ltd.	12,352	696,529
W.R. Berkley Corp.	15,246	1,076,825
White Mountains Insurance Group Ltd.	711	625,595

		24,912,005
Oil & Gas Producers — 2.7%
Abraxas Petroleum Corp. (a)	26,599	53,730
Adams Resources & Energy, Inc.	460	17,181
Alon USA Energy, Inc.	4,552	55,489
Approach Resources, Inc. (a)(b)	5,719	14,355
Barnwell Industries, Inc. (a)	4,904	9,612
Bill Barrett Corp. (a)	10,675	48,571
Bonanza Creek Energy, Inc. (a)	6,854	7,951
California Resources Corp. (a)	6,902	103,806
Callon Petroleum Co. (a)	30,703	404,051
Carrizo Oil & Gas, Inc. (a)	9,874	282,989
Centennial Resource Development, Inc., Class A (a)	9,381	171,016
Cheniere Energy, Inc. (a)	36,836	1,741,238
Clayton Williams Energy, Inc. (a)	1,182	156,119
Cobalt International Energy, Inc. (a)	50,294	26,827
Comstock Resources, Inc. (a)	2,950	27,229
Contango Oil & Gas Co. (a)	4,568	33,438
Continental Resources, Inc. (a)	13,189	599,044

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
CVR Energy, Inc.	2,373	$47,650
Dawson Geophysical Co. (a)	5,308	29,512
Delek U.S. Holdings, Inc.	8,207	199,184
Denbury Resources, Inc. (a)	62,278	160,677
Diamondback Energy, Inc. (a)	13,925	1,444,231
Eclipse Resources Corp. (a)	13,713	34,831
Energen Corp. (a)	15,648	851,877
EP Energy Corp., Class A (a)(b)	8,656	41,116
Era Group, Inc. (a)	2,473	32,792
Evolution Petroleum Corp.	8,686	69,488
EXCO Resources, Inc. (a)	28,887	17,907
Extraction Oil & Gas, Inc. (a)	6,400	118,720
Gastar Exploration, Inc. (a)	27,518	42,378
Gulfport Energy Corp. (a)	25,889	445,032
Halcon Resources Corp. (a)(b)	5,191	39,971
Harvest Natural Resources, Inc. (a)	2,345	15,571
HollyFrontier Corp.	26,750	758,095
Houston American Energy Corp. (a)	5,104	1,378
Isramco, Inc. (a)	299	35,028
Kosmos Energy Ltd. (a)	35,154	234,126
Laredo Petroleum, Inc. (a)	21,343	311,608
Matador Resources Co. (a)	14,824	352,663
Nabors Industries Ltd.	42,757	558,834
Northern Oil and Gas, Inc. (a)	8,538	22,199
Oasis Petroleum, Inc. (a)	36,278	517,324
Pacific Ethanol, Inc. (a)	6,461	44,258
Panhandle Oil and Gas, Inc., Class A	3,182	61,094
Parsley Energy, Inc., Class A (a)	34,937	1,135,802
PBF Energy, Inc., Class A	19,011	421,474
PDC Energy, Inc. (a)	8,598	536,085
PetroQuest Energy, Inc. (a)	2,933	8,036
Pioneer Energy Services Corp. (a)	13,617	54,468
QEP Resources, Inc. (a)	36,814	467,906
Resolute Energy Corp. (a)	2,931	118,412
Rex Energy Corp. (a)	39,593	18,589
Rice Energy, Inc. (a)	18,655	442,123
Ring Energy, Inc. (a)	8,085	87,480
RSP Permian, Inc. (a)	17,574	728,091
Sanchez Energy Corp. (a)	8,884	84,753
SemGroup Corp., Class A	7,987	287,532
SM Energy Co.	14,914	358,234
SRC Energy, Inc. (a)	32,019	270,240
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	29,985	1,796,101
Tellurian, Inc. (a)	23,750	278,350
Torchlight Energy Resources, Inc. (a)(b)	15,877	22,228
Trecora Resources (a)	4,189	46,498
VAALCO Energy, Inc. (a)	10,701	9,814
W&T Offshore, Inc. (a)	5,629	15,592
Western Refining, Inc.	12,046	422,453
Whiting Petroleum Corp. (a)	47,233	446,824
WPX Energy, Inc. (a)	59,851	801,405

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Zion Oil & Gas, Inc. (a)(b)	14,230	$17,076

		19,115,756
Oil Equipment, Services & Distribution — 1.3%
Archrock, Inc.	10,345	128,278
Atwood Oceanics, Inc. (a)	12,594	120,021
Bristow Group, Inc.	5,197	79,046
CARBO Ceramics, Inc. (a)	2,969	38,716
Chart Industries, Inc. (a)	4,840	169,110
Core Laboratories NV	6,667	770,172
Diamond Offshore Drilling, Inc. (a)	9,726	162,521
Dril-Quip, Inc. (a)	5,798	316,281
Ensco PLC, Class A	44,868	401,569
Exterran Corp. (a)	5,172	162,659
Flotek Industries, Inc. (a)	8,081	103,356
Forum Energy Technologies, Inc. (a)	11,673	241,631
Frank’s International NV (b)	9,047	95,627
Geospace Technologies Corp. (a)	2,032	32,979
Gulf Island Fabrication, Inc.	2,513	29,025
Gulfmark Offshore, Inc., Class A (a)(b)	4,514	1,580
Helix Energy Solutions Group, Inc. (a)	22,690	176,301
Hornbeck Offshore Services, Inc. (a)	5,026	22,265
ION Geophysical Corp. (a)	1,418	6,877
Matrix Service Co. (a)	4,118	67,947
McDermott International, Inc. (a)	43,100	290,925
Mitcham Industries, Inc. (a)	4,047	19,830
MRC Global, Inc. (a)	14,516	266,078
Natural Gas Services Group, Inc. (a)	2,129	55,460
Newpark Resources, Inc. (a)	13,319	107,884
Noble Corp. PLC	36,851	228,108
NOW, Inc. (a)	16,086	272,819
Oceaneering International, Inc.	14,799	400,757
OGE Energy Corp.	30,799	1,077,349
Oil States International, Inc. (a)	8,015	265,697
Par Pacific Holdings, Inc. (a)	7,652	126,181
Parker Drilling Co. (a)	19,733	34,533
Patterson-UTI Energy, Inc.	26,328	638,981
PHI, Inc. (a)	1,452	17,395
Rowan Cos. PLC, Class A (a)	18,906	294,555
RPC, Inc.	9,161	167,738
SEACOR Holdings, Inc. (a)	2,530	175,051
Superior Energy Services, Inc. (a)	22,991	327,852
Tesco Corp. (a)	8,172	65,785
TETRA Technologies, Inc. (a)	28,057	114,192
Tidewater, Inc. (a)	6,879	7,911
Unit Corp. (a)	8,312	200,818
Weatherford International PLC (a)	158,970	1,057,151

16	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Willbros Group, Inc. (a)	9,067	$24,844

		9,363,855
Personal Goods — 0.9%
Avon Products, Inc. (a)	65,408	287,795
Carter’s, Inc.	7,612	683,558
Cherokee, Inc. (a)	1,956	16,822
Columbia Sportswear Co.	4,110	241,462
Crocs, Inc. (a)	11,409	80,662
Culp, Inc.	2,014	62,837
Deckers Outdoor Corp. (a)	4,841	289,153
Fossil Group, Inc. (a)	6,527	113,896
G-III Apparel Group Ltd. (a)	6,412	140,359
Helen of Troy Ltd. (a)	4,781	450,370
Iconix Brand Group, Inc. (a)	9,546	71,786
Inter Parfums, Inc.	2,513	91,850
Kate Spade & Co. (a)	19,689	457,375
Lakeland Industries, Inc. (a)	2,101	22,586
lululemon athletica, Inc. (a)	16,717	867,111
Movado Group, Inc.	2,476	61,776
Nu Skin Enterprises, Inc., Class A	7,874	437,322
Orchids Paper Products Co. (b)	1,530	36,720
Oxford Industries, Inc.	2,185	125,113
Perry Ellis International, Inc. (a)	2,072	44,507
Revlon, Inc., Class A (a)	1,899	52,887
Rocky Brands, Inc.	1,306	15,084
Sequential Brands Group, Inc. (a)	7,426	28,887
Skechers U.S.A., Inc., Class A (a)	21,774	597,696
Steven Madden Ltd. (a)	8,495	327,482
Unifi, Inc. (a)	2,485	70,549
Vera Bradley, Inc. (a)	3,075	28,628
Vince Holding Corp. (a)(b)	2,985	4,627
Weyco Group, Inc.	1,357	38,105
Wolverine World Wide, Inc.	15,101	377,072

		6,124,077
Pharmaceuticals & Biotechnology — 5.3%
ACADIA Pharmaceuticals, Inc. (a)	15,263	524,742
Accelerate Diagnostics, Inc. (a)	3,723	90,097
Acceleron Pharma, Inc. (a)	4,714	124,780
AcelRx Pharmaceuticals, Inc. (a)	6,998	22,044
Achaogen, Inc. (a)	3,849	97,110
Achillion Pharmaceuticals, Inc. (a)	18,775	79,043
Aclaris Therapeutics, Inc. (a)	2,540	75,743
Acorda Therapeutics, Inc. (a)	6,967	146,307
Adamas Pharmaceuticals, Inc. (a)	2,439	42,683
Adamis Pharmaceuticals Corp. (a)(b)	4,970	21,123
Aduro Biotech, Inc. (a)	4,726	50,804
Advaxis, Inc. (a)(b)	5,697	46,544
Adverum Biotechnologies, Inc. (a)	2,724	7,355
Aerie Pharmaceuticals, Inc. (a)	5,385	244,210
Aevi Genomic Medicine, Inc. (a)	7,157	13,312
Agenus, Inc. (a)	11,520	43,430

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Agios Pharmaceuticals, Inc. (a)	5,310	$310,104
Aimmune Therapeutics, Inc. (a)	3,518	76,446
Akebia Therapeutics, Inc. (a)	5,628	51,778
Akorn, Inc. (a)	13,339	321,203
Albany Molecular Research, Inc. (a)	4,097	57,481
Alder Biopharmaceuticals, Inc. (a)	6,773	140,878
Aldeyra Therapeutics, Inc. (a)	2,978	14,890
Alimera Sciences, Inc. (a)	7,469	10,457
Alkermes PLC (a)	24,167	1,413,769
Alnylam Pharmaceuticals, Inc. (a)	11,961	613,001
AMAG Pharmaceuticals, Inc. (a)	5,495	123,912
Amicus Therapeutics, Inc. (a)	21,883	156,026
Amphastar Pharmaceuticals, Inc. (a)	5,565	80,692
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	7,122
Anavex Life Sciences Corp. (a)(b)	8,408	48,262
ANI Pharmaceuticals, Inc. (a)	1,215	60,155
Anthera Pharmaceuticals, Inc. (a)	5,522	2,350
Applied Genetic Technologies Corp. (a)	2,151	14,842
Apricus Biosciences, Inc. (a)(b)	1,237	2,610
Aptevo Therapeutics, Inc. (a)	2,249	4,633
AquaBounty Technologies, Inc. (a)	136	1,507
Aquinox Pharmaceuticals, Inc. (a)	4,402	73,469
Aratana Therapeutics, Inc. (a)	4,787	25,371
Arena Pharmaceuticals, Inc. (a)	36,143	52,769
ArQule, Inc. (a)	14,883	15,776
Array BioPharma, Inc. (a)	27,191	243,088
Arrowhead Pharmaceuticals, Inc. (a)(b)	11,227	20,770
Assembly Biosciences, Inc. (a)	2,704	68,925
Atara Biotherapeutics, Inc. (a)	3,237	66,520
Athersys, Inc. (a)	16,987	29,048
AVEO Pharmaceuticals, Inc. (a)	13,305	7,850
Avexis, Inc. (a)	3,058	232,500
Aviragen Therapeutics, Inc. (a)	9,180	5,983
Bio-Path Holdings, Inc. (a)(b)	16,724	13,832
Bio-Techne Corp.	5,650	574,322
BioCryst Pharmaceuticals, Inc. (a)	10,728	90,115
BioDelivery Sciences International, Inc. (a)(b)	8,009	15,217
BioMarin Pharmaceutical, Inc. (a)	27,195	2,387,177
Biospecifics Technologies Corp. (a)	943	51,676
Biotime, Inc. (a)	33,970	117,196
Bioverativ, Inc. (a)	17,687	963,234
Bluebird Bio, Inc. (a)	6,662	605,576
Calithera Biosciences, Inc. (a)	2,540	29,337
Capricor Therapeutics, Inc. (a)(b)	1,665	5,544
Cara Therapeutics, Inc. (a)(b)	4,726	86,911
Cascadian Therapeutics, Inc. (a)	19,921	82,473
CASI Pharmaceuticals, Inc. (a)	7,740	10,991
Catalent, Inc. (a)	19,937	564,616
Catalyst Pharmaceutical, Inc. (a)	12,442	24,262
CEL-SCI Corp. (a)	21,543	1,844

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Celldex Therapeutics, Inc. (a)	14,541	$52,493
Cellular Biomedicine Group, Inc. (a)(b)	1,597	18,845
Cempra, Inc. (a)	7,488	28,080
Cerus Corp. (a)	15,994	71,173
Charles River Laboratories International, Inc. (a)	7,243	651,508
Chiasma, Inc. (a)	6,599	11,218
Chimerix, Inc. (a)	6,230	39,747
Cleveland BioLabs, Inc. (a)(b)	2,800	4,480
Clovis Oncology, Inc. (a)	6,999	445,626
Coherus Biosciences, Inc. (a)	4,633	97,988
Collegium Pharmaceutical, Inc. (a)	3,841	38,640
Concert Pharmaceuticals, Inc. (a)	2,663	45,431
ContraVir Pharmaceuticals, Inc. (a)(b)	18,000	31,860
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,152	50,754
Corcept Therapeutics, Inc. (a)	12,029	131,838
CorMedix, Inc. (a)	7,588	12,368
CTI BioPharma Corp. (a)(b)	2,641	11,092
Cumberland Pharmaceuticals, Inc. (a)	4,500	31,230
Curis, Inc. (a)	19,155	53,251
Cytokinetics, Inc. (a)	6,535	83,975
CytomX Therapeutics, Inc. (a)	3,758	64,901
Cytori Therapeutics, Inc. (a)	2,594	4,150
CytRx Corp. (a)(b)	9,758	4,335
Depomed, Inc. (a)	9,157	114,920
Dermira, Inc. (a)	4,023	137,225
Dicerna Pharmaceuticals, Inc. (a)	2,670	9,078
Durect Corp. (a)	19,556	20,534
Dynavax Technologies Corp. (a)	6,009	35,754
Eagle Pharmaceuticals, Inc. (a)	1,253	103,924
Edge Therapeutics, Inc. (a)	3,751	34,172
Editas Medicine, Inc. (a)	2,530	56,470
Egalet Corp. (a)(b)	2,864	14,606
Eiger Biopharmaceuticals, Inc. (a)	1,169	13,385
Emergent Biosolutions, Inc. (a)	5,255	152,605
Enanta Pharmaceuticals, Inc. (a)	2,059	63,417
Endo International PLC (a)	30,244	337,523
Endocyte, Inc. (a)	7,477	19,216
Enzo Biochem, Inc. (a)	8,028	67,194
Epizyme, Inc. (a)	6,286	107,805
Esperion Therapeutics, Inc. (a)	2,194	77,470
Exact Sciences Corp. (a)	16,377	386,825
Exelixis, Inc. (a)	34,745	752,924
Fate Therapeutics, Inc. (a)	4,030	18,337
Fibrocell Science, Inc. (a)	1,528	3,056
FibroGen, Inc. (a)	8,044	198,285
Five Prime Therapeutics, Inc. (a)	4,356	157,469
Flex Pharma, Inc. (a)	2,196	9,662
Flexion Therapeutics, Inc. (a)	3,651	98,248
Fortress Biotech, Inc. (a)	6,807	25,186

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Foundation Medicine, Inc. (a)	2,028	$65,403
Galena Biopharma, Inc. (a)	1,385	845
Genocea Biosciences, Inc. (a)	3,917	23,855
Genomic Health, Inc. (a)	2,857	89,967
GenVec, Inc. (a)	826	5,006
Geron Corp. (a)	25,126	57,036
Global Blood Therapeutics, Inc. (a)	6,086	224,269
GTx, Inc. (a)	1,784	8,670
Halozyme Therapeutics, Inc. (a)	17,395	225,439
Harvard Bioscience, Inc. (a)	6,840	17,784
Heat Biologics, Inc. (a)(b)	2,991	2,662
Hemispherx Biopharma, Inc. (a)	5,727	3,122
Heron Therapeutics, Inc. (a)	10,625	159,375
Heska Corp. (a)	963	101,096
Histogenics Corp. (a)	1,354	2,342
Horizon Pharma PLC (a)	24,357	359,996
iBio, Inc. (a)	21,015	9,036
Idera Pharmaceuticals, Inc. (a)	15,546	38,399
Ignyta, Inc. (a)	6,135	52,761
Immune Design Corp. (a)	1,494	10,159
ImmunoGen, Inc. (a)(b)	12,865	49,788
Immunomedics, Inc. (a)	20,713	134,013
Impax Laboratories, Inc. (a)	10,889	137,746
INC Research Holdings, Inc., Class A (a)	8,229	377,300
Infinity Pharmaceuticals, Inc. (a)	7,013	22,652
Innoviva, Inc. (a)	12,381	171,229
Inotek Pharmaceuticals Corp. (a)(b)	3,215	6,430
Inovio Pharmaceuticals, Inc. (a)	10,866	71,933
Insmed, Inc. (a)	9,141	160,059
Insys Therapeutics, Inc. (a)(b)	3,557	37,384
Intercept Pharmaceuticals, Inc. (a)	2,687	303,900
Intrexon Corp. (a)(b)	9,146	181,274
Invitae Corp. (a)	4,225	46,728
InVivo Therapeutics Holdings Corp. (a)(b)	5,769	23,364
Ionis Pharmaceuticals, Inc. (a)	18,717	752,423
Ironwood Pharmaceuticals, Inc. (a)	19,973	340,739
IsoRay, Inc. (a)	15,938	9,403
Jazz Pharmaceuticals PLC (a)	9,483	1,376,268
Juniper Pharmaceuticals, Inc. (a)	2,517	11,956
KalVista Pharmaceuticals, Inc. (a)(b)	258	2,015
Karyopharm Therapeutics, Inc. (a)	3,090	39,676
KemPharm, Inc. (a)	4,202	20,590
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	99,687
Kite Pharma, Inc. (a)	7,370	578,471
La Jolla Pharmaceutical Co. (a)	2,049	61,163
Lannett Co., Inc. (a)(b)	4,569	102,117
Lexicon Pharmaceuticals, Inc. (a)	6,848	98,200
Ligand Pharmaceuticals, Inc. (a)	2,895	306,407
Lion Biotechnologies, Inc. (a)	7,492	55,815

18	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Loxo Oncology, Inc. (a)	3,358	$141,305
Luminex Corp.	6,445	118,395
MacroGenics, Inc. (a)	4,979	92,609
Madrigal Pharmaceuticals, Inc. (a)	558	8,593
MannKind Corp. (a)(b)	7,968	11,793
Mast Therapeutics, Inc. (a)	50,199	6,200
Medicines Co. (a)	11,517	563,181
MediciNova, Inc. (a)(b)	4,864	29,135
MEI Pharma, Inc. (a)	8,459	13,704
Merrimack Pharmaceuticals, Inc. (a)	20,058	61,779
Microbot Medical, Inc. (a)(b)	245	1,436
MiMedx Group, Inc. (a)(b)	15,260	145,428
Minerva Neurosciences, Inc. (a)	2,856	23,134
Mirati Therapeutics, Inc. (a)	4,241	22,053
Momenta Pharmaceuticals, Inc. (a)	9,395	125,423
Myriad Genetics, Inc. (a)	10,288	197,530
NanoString Technologies, Inc. (a)	2,146	42,641
NantKwest, Inc. (a)(b)	4,139	14,693
Nektar Therapeutics (a)	25,270	593,087
Neothetics, Inc. (a)(b)	1,616	2,586
Neuralstem, Inc. (a)(b)	1,335	7,049
Neurocrine Biosciences, Inc. (a)	13,195	571,343
NewLink Genetics Corp. (a)	3,137	75,602
Novavax, Inc. (a)	41,203	52,740
Ohr Pharmaceutical, Inc. (a)	9,287	7,712
Omeros Corp. (a)(b)	6,534	98,794
Oncocyte Corp. (a)	478	2,856
OncoMed Pharmaceuticals, Inc. (a)	3,414	31,443
Ophthotech Corp. (a)	4,442	16,258
OPKO Health, Inc. (a)	61,846	494,768
Orexigen Therapeutics, Inc. (a)(b)	1,808	6,220
Organovo Holdings, Inc. (a)(b)	12,913	41,063
Otonomy, Inc. (a)	4,226	51,768
OvaScience, Inc. (a)	5,645	10,556
Pacific Biosciences of California, Inc. (a)	11,755	60,773
Pacira Pharmaceuticals, Inc. (a)	5,782	263,659
Pain Therapeutics, Inc. (a)	8,736	7,804
Palatin Technologies, Inc. (a)	23,498	7,696
Paratek Pharmaceuticals, Inc. (a)	2,653	51,070
PDL BioPharma, Inc.	23,556	53,472
Peregrine Pharmaceuticals, Inc. (a)	35,720	23,361
Pernix Therapeutics Holdings, Inc. (a)(b)	763	2,823
Pfenex, Inc. (a)	2,551	14,821
PharmAthene, Inc.	14,512	11,776
Portola Pharmaceuticals, Inc. (a)	8,510	333,507
PRA Health Sciences, Inc. (a)	5,912	385,640
Prestige Brands Holdings, Inc. (a)	8,836	490,928
Progenics Pharmaceuticals, Inc. (a)	10,933	103,208
Proteon Therapeutics, Inc. (a)(b)	1,374	2,405
Prothena Corp. PLC (a)	5,335	297,640
pSivida Corp. (a)	6,822	11,734

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
PTC Therapeutics, Inc. (a)	4,711	$46,356
Puma Biotechnology, Inc. (a)	4,673	173,836
Quintiles IMS Holdings, Inc. (a)	20,171	1,624,371
Radius Health, Inc. (a)	5,619	217,174
Recro Pharma, Inc. (a)	2,418	21,133
REGENXBIO, Inc. (a)	3,300	63,690
Regulus Therapeutics, Inc. (a)	4,368	7,207
Repligen Corp. (a)	5,025	176,880
Repros Therapeutics, Inc. (a)	4,528	5,434
Retrophin, Inc. (a)	5,293	97,709
Revance Therapeutics, Inc. (a)	3,551	73,861
Rexahn Pharmaceuticals, Inc. (a)(b)	44,878	22,888
Rigel Pharmaceuticals, Inc. (a)	16,778	55,535
Sage Therapeutics, Inc. (a)	5,160	366,721
Sangamo Therapeutics, Inc. (a)	10,912	56,742
Sarepta Therapeutics, Inc. (a)	7,996	236,682
Sciclone Pharmaceuticals, Inc. (a)	8,444	82,751
Seattle Genetics, Inc. (a)	15,392	967,541
Seres Therapeutics, Inc. (a)	3,552	40,031
Sorrento Therapeutics, Inc. (a)(b)	6,112	24,142
Spectrum Pharmaceuticals, Inc. (a)	9,945	64,642
Stemline Therapeutics, Inc. (a)	3,075	26,291
Sucampo Pharmaceuticals, Inc., Class A (a)	4,244	46,684
Sunesis Pharmaceuticals, Inc. (a)	2,343	9,606
Supernus Pharmaceuticals, Inc. (a)	7,705	241,166
Synergy Pharmaceuticals, Inc. (a)	37,825	176,264
Synthetic Biologics, Inc. (a)	13,497	8,513
Teligent, Inc. (a)	6,994	54,623
Tenax Therapeutics, Inc. (a)(b)	1,873	1,054
Tetraphase Pharmaceuticals, Inc. (a)	6,125	56,289
TG Therapeutics, Inc. (a)	6,103	71,100
TherapeuticsMD, Inc. (a)(b)	25,609	184,385
Theravance Biopharma, Inc. (a)	6,417	236,274
Threshold Pharmaceuticals, Inc. (a)	10,962	6,248
Titan Pharmaceuticals, Inc. (a)	3,672	12,118
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	1,242
Tonix Pharmaceuticals Holding Corp. (a)(b)	155	724
Tracon Pharmaceuticals, Inc. (a)	1,428	5,355
Trevena, Inc. (a)	7,025	25,782
Trovagene, Inc. (a)(b)	5,524	6,353
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,955	403,630
United Therapeutics Corp. (a)	7,166	970,133
Vanda Pharmaceuticals, Inc. (a)	6,494	90,916
Verastem, Inc. (a)	5,333	11,039
Versartis, Inc. (a)	3,367	71,885
Vical, Inc. (a)	2,976	6,636
Vital Therapies, Inc. (a)	3,761	15,044
Vivus, Inc. (a)	17,507	19,608
Voyager Therapeutics, Inc. (a)	1,200	15,888

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
WaVe Life Sciences Ltd. (a)	1,603	$44,082
Windtree Therapeutics, Inc. (a)	2,806	3,199
Xencor, Inc. (a)	6,254	149,596
XOMA Corp. (a)(b)	1,089	7,743
ZIOPHARM Oncology, Inc. (a)(b)	18,936	120,054
Zogenix, Inc. (a)	4,527	49,118

		37,023,224
Real Estate Investment & Services — 1.4%
AG Mortgage Investment Trust, Inc.	4,544	82,019
Alexander & Baldwin, Inc.	7,453	331,808
Altisource Portfolio Solutions SA (a)	1,818	66,902
American Realty Investors, Inc. (a)	1,631	13,081
AV Homes, Inc. (a)	2,544	41,849
Black Knight Financial Services, Inc., Class A (a)	3,577	136,999
Chimera Investment Corp.	25,996	524,599
Columbia Property Trust, Inc.	18,064	401,924
Consolidated-Tomoka Land Co.	1,011	54,129
Dynex Capital, Inc.	8,841	62,683
Forest City Realty Trust, Inc., Class A	34,419	749,646
Forestar Group, Inc. (a)	4,591	62,667
Gaming and Leisure Properties, Inc.	31,946	1,067,635
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,464	170,973
HFF, Inc., Class A	5,216	144,327
Howard Hughes Corp. (a)	5,538	649,330
InfraREIT, Inc.	6,218	111,924
Jones Lang LaSalle, Inc.	7,034	783,939
Kennedy-Wilson Holdings, Inc.	13,764	305,561
Marcus & Millichap, Inc. (a)	2,728	67,054
Maui Land & Pineapple Co., Inc. (a)	5,106	59,996
Monogram Residential Trust, Inc.	26,236	261,573
Nationstar Mortgage Holdings, Inc. (a)	5,186	81,731
Paramount Group, Inc.	27,237	441,512
QTS Realty Trust, Inc., Class A	7,599	370,451
RE/MAX Holdings, Inc., Class A	2,929	174,129
Realogy Holdings Corp.	22,172	660,504
Reis, Inc.	1,837	32,882
Rexford Industrial Realty, Inc.	12,939	291,386
St. Joe Co. (a)	10,898	185,811
STORE Capital Corp.	23,739	566,887
Tejon Ranch Co. (a)	2,659	58,206
Xenia Hotels & Resorts, Inc.	15,639	266,958
Zillow Group, Inc., Class A (a)	6,744	228,015
Zillow Group, Inc., Class C (a)	18,035	607,238

		10,116,328
Real Estate Investment Trusts (REITs) — 8.8%
Acadia Realty Trust	12,259	368,506
AGNC Investment Corp.	49,652	987,578

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Agree Realty Corp.	4,285	$205,509
Alexander’s, Inc.	498	215,066
Altisource Residential Corp. (b)	9,073	138,363
American Assets Trust, Inc.	5,923	247,818
American Campus Communities, Inc.	20,116	957,320
American Homes 4 Rent, Class A	34,242	786,196
Annaly Capital Management, Inc.	154,246	1,713,673
Anworth Mortgage Asset Corp.	16,369	90,848
Apollo Commercial Real Estate Finance, Inc.	12,211	229,689
Apple Hospitality REIT, Inc.	26,340	503,094
Arbor Realty Trust, Inc.	9,585	80,322
Ares Commercial Real Estate Corp.	6,966	93,205
Arlington Asset Investment Corp., Class A	1,883	26,607
Armada Hoffler Properties, Inc.	6,546	90,924
ARMOUR Residential REIT, Inc.	5,832	132,445
Ashford Hospitality Prime, Inc.	5,078	53,878
Ashford Hospitality Trust, Inc.	13,385	85,262
Blackstone Mortgage Trust, Inc., Class A	14,099	436,505
Bluerock Residential Growth REIT, Inc.	5,761	70,918
Brandywine Realty Trust	26,057	422,905
Brixmor Property Group, Inc.	40,346	865,825
BRT Apartments Corp. (a)	3,601	30,176
Camden Property Trust	13,463	1,083,233
Capstead Mortgage Corp.	13,401	141,247
Care Capital Properties, Inc.	12,635	339,502
CareTrust REIT, Inc.	12,118	203,825
Catchmark Timber Trust, Inc., Class A	7,387	85,098
CBL & Associates Properties, Inc.	25,400	242,316
Cedar Realty Trust, Inc.	12,109	60,787
Chatham Lodging Trust	6,442	127,229
Chesapeake Lodging Trust	8,980	215,161
CIM Commercial Trust Corp.	1,904	30,654
Colony NorthStar, Inc., Class A	88,392	1,141,141
Colony Starwood Homes	15,016	509,793
Condor Hospitality Trust, Inc.	151	1,601
CoreCivic, Inc.	17,915	562,889
CorEnergy Infrastructure Trust, Inc.	2,295	77,525
Coresite Realty Corp.	5,210	469,160
Corporate Office Properties Trust	14,392	476,375
Cousins Properties, Inc.	65,203	539,229
CubeSmart	28,024	727,503
CyrusOne, Inc.	11,372	585,317
CYS Investments, Inc.	22,334	177,555
DCT Industrial Trust, Inc.	14,305	688,357
DDR Corp.	48,692	610,111
DiamondRock Hospitality Co.	33,993	379,022
Douglas Emmett, Inc.	22,044	846,490
Duke Realty Corp.	54,004	1,418,685

20	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
DuPont Fabros Technology, Inc.	11,817	$586,005
Easterly Government Properties, Inc.	4,683	92,677
EastGroup Properties, Inc.	4,835	355,518
Education Realty Trust, Inc.	11,089	452,986
Empire State Realty Trust, Inc., Class A	19,567	403,863
EPR Properties	10,228	753,088
Equity Commonwealth (a)	19,392	605,418
Equity Lifestyle Properties, Inc.	12,508	963,866
FelCor Lodging Trust, Inc.	19,873	149,246
First Industrial Realty Trust, Inc.	17,418	463,841
First Potomac Realty Trust	9,864	101,402
Franklin Street Properties Corp.	15,738	191,059
Geo Group, Inc.	11,741	544,430
Getty Realty Corp.	4,438	112,148
Gladstone Commercial Corp.	5,033	104,032
Global Net Lease, Inc.	9,108	219,321
Government Properties Income Trust	8,160	170,789
Gramercy Property Trust	23,053	606,294
Healthcare Realty Trust, Inc.	16,761	544,732
Healthcare Trust of America, Inc., Class A	22,778	716,596
Hersha Hospitality Trust	6,587	123,770
Highwoods Properties, Inc.	15,482	760,631
Hospitality Properties Trust	24,756	780,557
Hudson Pacific Properties, Inc.	23,986	830,875
Independence Realty Trust, Inc.	13,622	127,638
Invesco Mortgage Capital, Inc.	16,844	259,734
Investors Real Estate Trust	19,805	117,444
Invitation Homes, Inc. (a)	12,131	264,820
iStar, Inc. (a)	11,959	141,116
Kilroy Realty Corp.	15,188	1,094,751
Kite Realty Group Trust	12,411	266,836
LaSalle Hotel Properties	16,772	485,549
Lexington Realty Trust	31,494	314,310
Liberty Property Trust	22,607	871,500
Life Storage, Inc.	7,129	585,433
LTC Properties, Inc.	6,172	295,639
Mack-Cali Realty Corp.	13,234	356,524
Medical Properties Trust, Inc.	48,184	621,092
MFA Financial, Inc.	53,544	432,636
Monmouth Real Estate Investment Corp.	12,241	174,679
MTGE Investment Corp.	7,285	122,024
National Health Investors, Inc.	5,939	431,350
National Retail Properties, Inc.	22,693	989,869
National Storage Affiliates Trust	6,068	145,025
New Residential Investment Corp.	47,775	811,219
New Senior Investment Group, Inc.	13,583	138,547
New York Mortgage Trust, Inc.	18,994	117,193
NexPoint Residential Trust, Inc.	3,178	76,780
NorthStar Realty Europe Corp.	9,768	113,211

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.	30,187	$995,869
One Liberty Properties, Inc.	3,098	72,369
Park Hotels & Resorts, Inc.	18,725	480,671
Parkway, Inc.	8,271	164,510
Pebblebrook Hotel Trust	12,437	363,285
Pennsylvania Real Estate Investment Trust	10,348	156,669
PennyMac Mortgage Investment Trust (c)	10,450	185,487
Physicians Realty Trust	23,124	459,474
Piedmont Office Realty Trust, Inc., Class A	21,999	470,339
Potlatch Corp.	7,091	324,059
Preferred Apartment Communities, Inc., Class A	5,436	71,810
PS Business Parks, Inc.	3,004	344,739
Quality Care Properties, Inc. (a)	14,098	265,888
RAIT Financial Trust	12,466	39,891
Ramco-Gershenson Properties Trust	12,330	172,867
Rayonier, Inc.	19,634	556,428
Redwood Trust, Inc.	12,292	204,170
Regency Centers Corp.	1	66
Resource Capital Corp.	5,570	54,419
Retail Opportunity Investments Corp.	18,131	381,295
Retail Properties of America, Inc., Class A	36,165	521,499
RLJ Lodging Trust	18,148	426,659
RMR Group, Inc., Class A	1,340	66,330
Sabra Health Care REIT, Inc.	9,890	276,228
Saul Centers, Inc.	1,841	113,442
SBA Communications Corp. (a)	19,303	2,323,502
Select Income REIT	9,802	252,794
Senior Housing Properties Trust	35,803	725,011
Seritage Growth Properties, Class A (b)	3,458	149,213
Silver Bay Realty Trust Corp.	6,204	133,200
Spirit Realty Capital, Inc.	76,232	772,230
STAG Industrial, Inc.	12,673	317,078
Starwood Property Trust, Inc.	38,952	879,536
Summit Hotel Properties, Inc.	13,782	220,236
Sun Communities, Inc.	10,279	825,712
Sunstone Hotel Investors, Inc.	34,433	527,858
Tanger Factory Outlet Centers, Inc.	15,295	501,217
Taubman Centers, Inc.	9,740	643,035
Terreno Realty Corp.	8,380	234,640
Tier REIT, Inc.	7,404	128,533
Two Harbors Investment Corp.	54,500	522,655
UMH Properties, Inc.	5,693	86,591
Uniti Group, Inc.	22,376	578,420
Universal Health Realty Income Trust	1,725	111,263
Urban Edge Properties	14,864	390,923

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties, Inc., Class A	3,630	$74,633
VEREIT, Inc.	150,932	1,281,413
Walter Investment Management Corp. (a)	5,793	6,256
Washington Prime Group, Inc.	27,493	238,914
Washington Real Estate Investment Trust	11,952	373,859
Weingarten Realty Investors	18,323	611,805
Western Asset Mortgage Capital Corp.	7,954	77,711
Whitestone REIT	5,219	72,231
WP Carey, Inc.	16,358	1,017,795

		61,807,227
Software & Computer Services — 7.5%
2U, Inc. (a)	6,407	254,102
A10 Networks, Inc. (a)	6,913	63,254
ACI Worldwide, Inc. (a)	17,713	378,881
Actua Corp. (a)	6,343	89,119
Alarm.com Holdings, Inc. (a)	2,074	63,755
Allscripts Healthcare Solutions, Inc. (a)	28,232	357,982
American Software, Inc., Class A	5,062	52,037
Angie’s List, Inc. (a)	5,706	32,524
ANSYS, Inc. (a)	13,564	1,449,585
Arista Networks, Inc. (a)	6,448	852,877
Aspen Technology, Inc. (a)	11,975	705,567
athenahealth, Inc. (a)	6,362	716,934
Barracuda Networks, Inc. (a)	4,369	100,968
Benefitfocus, Inc. (a)	2,324	64,956
Blackbaud, Inc.	7,177	550,261
Blucora, Inc. (a)	6,758	116,913
Boingo Wireless, Inc. (a)	6,907	89,722
Bottomline Technologies, Inc. (a)	6,070	143,555
Box, Inc., Class A (a)	9,161	149,416
Brightcove, Inc. (a)	5,883	52,359
BroadSoft, Inc. (a)	4,650	186,930
CACI International, Inc., Class A (a)	3,899	457,353
Cadence Design Systems, Inc. (a)	45,179	1,418,621
Calix, Inc. (a)	7,426	53,839
Callidus Software, Inc. (a)	10,869	232,053
Castlight Health, Inc., Class B (a)	9,141	33,365
CDW Corp.	24,959	1,440,384
ChannelAdvisor Corp. (a)	4,783	53,330
Ciber, Inc. (a)	11,476	4,590
Cogent Communications Holdings, Inc.	5,978	257,353
CommerceHub, Inc., Series A (a)	2,884	44,644
CommerceHub, Inc., Series C (a)	2,799	43,468
CommVault Systems, Inc. (a)	6,399	325,069
Computer Programs & Systems, Inc.	1,686	47,208
Computer Sciences Corp.	21,786	1,503,452

Common Stocks	Shares	Value
Software & Computer Services (continued)
Computer Task Group, Inc.	2,432	$13,425
Conduent, Inc. (a)	25,822	433,293
Cornerstone OnDemand, Inc. (a)	7,793	303,070
Cotiviti Holdings, Inc. (a)	1,973	82,136
Covisint Corp. (a)	8,788	18,015
CSG Systems International, Inc.	4,927	186,290
Dell Technologies, Inc., Class V (a)	34,671	2,221,718
Determine, Inc. (a)	2,985	10,209
DeVry Education Group, Inc.	8,559	303,417
Digimarc Corp. (a)	1,894	51,138
DST Systems, Inc.	4,914	601,965
Ebix, Inc.	3,364	206,045
eGain Corp. (a)	1,227	1,779
Ellie Mae, Inc. (a)	5,282	529,626
Endurance International Group Holdings, Inc. (a)	9,536	74,858
Envestnet, Inc. (a)	6,555	211,726
EPAM Systems, Inc. (a)	7,323	553,033
Evolving Systems, Inc.	2,275	11,034
Fair Isaac Corp.	4,791	617,799
FalconStor Software, Inc. (a)	12,659	5,036
FireEye, Inc. (a)	22,955	289,463
Five9, Inc. (a)	6,058	99,715
Forrester Research, Inc.	1,630	64,792
Fortinet, Inc. (a)	23,587	904,561
Gartner, Inc. (a)	13,093	1,413,913
Gigamon, Inc. (a)	4,621	164,277
GoDaddy, Inc., Class A (a)	7,736	293,194
Gogo, Inc. (a)(b)	8,869	97,559
Great Elm Capital Group, Inc. (a)	4,587	15,137
GSE Systems, Inc. (a)	5,963	20,274
Guidance Software, Inc. (a)	4,351	25,671
Guidewire Software, Inc. (a)	11,713	659,793
Hackett Group, Inc.	4,211	82,072
Hortonworks, Inc. (a)	6,260	61,411
HubSpot, Inc. (a)	4,668	282,647
IAC/InterActiveCorp (a)	11,539	850,655
Immersion Corp. (a)	5,072	43,924
Innodata, Inc. (a)	6,741	14,830
Internap Corp. (a)	9,211	34,265
j2 Global, Inc.	7,542	632,849
Jive Software, Inc. (a)	9,460	40,678
KEYW Holding Corp. (a)	6,373	60,161
Leidos Holdings, Inc.	22,407	1,145,894
Limelight Networks, Inc. (a)	11,498	29,665
LivePerson, Inc. (a)	8,346	57,170
LogMeIn, Inc.	8,216	801,060
Manhattan Associates, Inc. (a)	10,859	565,211
Mastech Holdings, Inc. (a)	1,020	7,456
Match Group, Inc. (a)(b)	6,727	109,852
Medidata Solutions, Inc. (a)	9,003	519,383
MeetMe, Inc. (a)	8,480	49,947
MicroStrategy, Inc., Class A (a)	1,631	306,302
MINDBODY, Inc., Class A (a)	3,299	90,558

22	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
Mitek Systems, Inc. (a)	6,170	$41,031
MobileIron, Inc. (a)	8,172	35,548
Model N, Inc. (a)	4,111	42,960
Monotype Imaging Holdings, Inc.	6,127	123,153
Netscout Systems, Inc. (a)	14,040	532,818
New Relic, Inc. (a)	4,759	176,416
NIC, Inc.	9,602	193,960
Nuance Communications, Inc. (a)	40,375	698,891
Palo Alto Networks, Inc. (a)	14,297	1,610,986
Paycom Software, Inc. (a)	6,619	380,659
PC-Tel, Inc.	4,538	32,311
PDF Solutions, Inc. (a)	4,645	105,070
Pegasystems, Inc.	5,608	245,911
Perficient, Inc. (a)	5,910	102,598
Premier, Inc., Class A (a)	8,583	273,197
Progress Software Corp.	7,313	212,443
Proofpoint, Inc. (a)	6,680	496,725
PROS Holdings, Inc. (a)	4,092	98,985
PTC, Inc. (a)	17,897	940,487
Q2 Holdings, Inc. (a)	4,257	148,356
QAD, Inc., Class A	906	25,232
QAD, Inc., Class B	1,021	24,484
Quality Systems, Inc. (a)	6,990	106,528
Qualys, Inc. (a)	4,507	170,815
RealPage, Inc. (a)	8,368	292,043
Rightside Group Ltd. (a)	2,809	27,865
RigNet, Inc. (a)	2,435	52,231
RingCentral, Inc., Class A (a)	9,479	268,256
Rocket Fuel, Inc. (a)(b)	5,595	29,989
Rosetta Stone, Inc. (a)	3,678	35,861
Science Applications International Corp.	6,999	520,726
ServiceNow, Inc. (a)	25,690	2,247,104
Shutterstock, Inc. (a)	2,987	123,512
Silver Spring Networks, Inc. (a)	6,698	75,620
Smith Micro Software, Inc. (a)	3,086	2,870
SoftBrands, Inc.	114	—
Splunk, Inc. (a)	21,380	1,331,760
SPS Commerce, Inc. (a)	2,618	153,127
Square, Inc., Class A (a)	2,654	45,861
SS&C Technologies Holdings, Inc.	26,496	937,958
Support.com, Inc. (a)	5,782	12,691
Synchronoss Technologies, Inc. (a)	6,422	156,697
Syntel, Inc.	4,141	69,693
Tableau Software, Inc., Class A (a)	9,222	456,950
TeleNav, Inc. (a)	5,854	50,637
TiVo Corp.	18,079	338,981
Twilio, Inc. (a)	3,381	97,609
Twitter, Inc. (a)	94,597	1,414,225
Tyler Technologies, Inc. (a)	5,214	805,876
Ultimate Software Group, Inc. (a)	4,533	884,887
Unisys Corp. (a)	7,423	103,551
Vantiv, Inc., Class A (a)	25,023	1,604,475
Varonis Systems, Inc. (a)	2,808	89,294

Common Stocks	Shares	Value
Software & Computer Services (continued)
VASCO Data Security International, Inc. (a)	4,683	$63,220
Vectrus, Inc. (a)	1,852	41,392
Veeva Systems, Inc., Class A (a)	15,648	802,429
Verint Systems, Inc. (a)	10,922	473,742
VirnetX Holding Corp. (a)(b)	6,877	15,817
Virtusa Corp. (a)	4,107	124,114
VMware, Inc., Class A (a)	11,217	1,033,534
Web.com Group, Inc. (a)	8,012	154,632
Workday, Inc., Class A (a)	19,169	1,596,394
Workiva, Inc. (a)	3,410	53,367
Zendesk, Inc. (a)	12,765	357,931
Zix Corp. (a)	10,588	50,928
Zynga, Inc., Class A (a)	116,831	332,968

		52,806,758
Support Services — 4.1%
ABM Industries, Inc.	8,327	363,057
Acacia Research Corp. (a)	8,239	47,374
Advanced Disposal Services, Inc. (a)	3,133	70,806
Advisory Board Co. (a)	6,250	292,500
Amdocs Ltd.	23,214	1,415,822
AMN Healthcare Services, Inc. (a)	7,750	314,650
Applied Industrial Technologies, Inc.	6,349	392,686
ARC Document Solutions, Inc. (a)	6,901	23,808
Barnes Group, Inc.	8,491	435,928
Barrett Business Services, Inc.	1,189	64,943
Bazaarvoice, Inc. (a)	12,100	52,030
Black Box Corp.	2,668	23,879
Booz Allen Hamilton Holding Corp.	23,420	828,834
Brink’s Co.	7,345	392,590
Broadridge Financial Solutions, Inc.	18,537	1,259,589
Cardtronics PLC, Class A (a)	7,594	355,019
Cartesian, Inc. (a)	2,116	1,756
Casella Waste Systems, Inc., Class A (a)	7,582	106,982
Cass Information Systems, Inc.	1,314	86,855
CBIZ, Inc. (a)	9,058	122,736
CDI Corp. (a)	1,891	16,168
CEB, Inc.	5,626	442,204
Cenveo, Inc. (a)	1,842	9,247
Clean Harbors, Inc. (a)	8,279	460,478
Comfort Systems USA, Inc.	5,684	208,319
Convergys Corp.	14,425	305,089
CoreLogic, Inc. (a)	13,193	537,219
CoStar Group, Inc. (a)	5,068	1,050,191
CRA International, Inc.	1,412	49,886
Crawford & Co., Class B	3,693	37,041
Cross Country Healthcare, Inc. (a)	5,168	74,212
Deluxe Corp.	7,253	523,449
DHI Group, Inc. (a)	8,680	34,286

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	23

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
DigitalGlobe, Inc. (a)	9,636	$315,579
Donnelley Financial Solutions, Inc. (a)	3,992	77,006
DXP Enterprises, Inc. (a)	2,735	103,574
Ennis, Inc.	3,906	66,402
Essendant, Inc.	5,328	80,719
Euronet Worldwide, Inc. (a)	8,232	704,001
Everi Holdings, Inc. (a)	10,402	49,826
EVERTEC, Inc.	9,459	150,398
Evolent Health, Inc., Class A (a)	2,726	60,790
ExlService Holdings, Inc. (a)	5,026	238,031
ExOne Co. (a)(b)	1,784	18,179
Exponent, Inc.	3,885	231,352
First Data Corp., Class A (a)	30,401	471,215
FleetCor Technologies, Inc. (a)	14,298	2,165,146
Franklin Covey Co. (a)	2,677	54,075
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	7,409	305,029
Genpact Ltd.	21,598	534,766
GP Strategies Corp. (a)	2,813	71,169
HD Supply Holdings, Inc. (a)	31,523	1,296,383
Heidrick & Struggles International, Inc.	2,753	72,542
Heritage-Crystal Clean, Inc. (a)	3,226	44,196
Hudson Global, Inc.	7,493	9,441
Huron Consulting Group, Inc. (a)	3,240	136,404
ICF International, Inc. (a)	3,065	126,585
Imperva, Inc. (a)	4,450	182,673
InnerWorkings, Inc. (a)	7,279	72,499
Inovalon Holdings, Inc., Class A (a)(b)	10,521	132,565
Insperity, Inc.	2,827	250,614
Jack Henry & Associates, Inc.	12,124	1,128,744
Kaman Corp.	3,995	192,279
Kelly Services, Inc., Class A	4,059	88,730
Kforce, Inc.	3,944	93,670
Korn/Ferry International	10,107	318,269
LSC Communications, Inc.	3,992	100,439
ManpowerGroup, Inc.	10,425	1,069,292
MAXIMUS, Inc.	10,231	636,368
McGrath RentCorp	3,639	122,161
Mistras Group, Inc. (a)	2,701	57,747
Mobile Mini, Inc.	6,403	195,292
ModusLink Global Solutions, Inc. (a)	9,568	17,222
MSC Industrial Direct Co., Inc., Class A	7,060	725,486
Navigant Consulting, Inc. (a)	7,309	167,084
NeuStar, Inc., Class A (a)	7,934	263,012
Odyssey Marine Exploration, Inc. (a)(b)	2,444	9,629
On Assignment, Inc. (a)	7,474	362,713
Park-Ohio Holdings Corp.	1,321	47,490

Common Stocks	Shares	Value
Support Services (continued)
Perma-Fix Environmental Services (a)	4,810	$15,152
Pitney Bowes, Inc.	28,398	372,298
Planet Payment, Inc. (a)	9,438	37,563
Power Solutions International, Inc. (a)(b)	815	8,223
PRGX Global, Inc. (a)	6,115	39,136
Quad/Graphics, Inc.	4,359	110,021
Quest Resource Holding Corp. (a)	2,241	5,177
Resources Connection, Inc.	4,605	77,134
RPX Corp. (a)	8,380	100,560
RR Donnelley & Sons Co.	10,646	128,923
Schnitzer Steel Industries, Inc., Class A	4,015	82,910
ServiceSource International, Inc. (a)	10,518	40,810
Sharps Compliance Corp. (a)	3,499	16,655
StarTek, Inc. (a)	3,340	29,025
Sykes Enterprises, Inc. (a)	5,857	172,196
Team, Inc. (a)	4,703	127,216
TeleTech Holdings, Inc.	2,549	75,450
Tetra Tech, Inc.	8,976	366,670
TransUnion (a)	16,529	633,887
TriNet Group, Inc. (a)	5,713	165,106
TrueBlue, Inc. (a)	6,460	176,681
U.S. Ecology, Inc.	3,348	156,854
UniFirst Corp.	2,344	331,559
Universal Technical Institute, Inc.	3,377	11,651
Viad Corp.	3,107	140,436
WageWorks, Inc. (a)	5,921	428,088
WEX, Inc. (a)	6,113	632,695

		28,498,495
Technology Hardware & Equipment — 4.5%
3D Systems Corp. (a)	15,956	238,702
Acacia Communications, Inc. (a)(b)	2,280	133,654
ADTRAN, Inc.	7,492	155,459
Advanced Energy Industries, Inc. (a)	6,210	425,758
Agilysys, Inc. (a)	3,119	29,475
Alpha & Omega Semiconductor Ltd. (a)	2,913	50,074
Amkor Technology, Inc. (a)	18,642	216,061
Amtech Systems, Inc. (a)	2,148	11,814
Applied Optoelectronics, Inc. (a)	2,758	154,862
ARRIS International PLC (a)	30,626	810,058
Axcelis Technologies, Inc. (a)	4,811	90,447
Brocade Communications Systems, Inc.	63,429	791,594
Brooks Automation, Inc.	10,683	239,299
Cabot Microelectronics Corp.	4,270	327,125
CalAmp Corp. (a)	5,908	99,195
Cavium, Inc. (a)	10,511	753,218
CEVA, Inc. (a)	3,467	123,078

24	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Ciena Corp. (a)	22,691	$535,735
Cirrus Logic, Inc. (a)	9,750	591,727
Clearfield, Inc. (a)	2,370	38,987
Cohu, Inc.	4,081	75,335
CommScope Holding Co., Inc. (a)	30,439	1,269,611
Comtech Telecommunications Corp.	3,715	54,759
Concurrent Computer Corp.	3,805	18,492
Cray, Inc. (a)	6,048	132,451
Cree, Inc. (a)	14,947	399,533
Cypress Semiconductor Corp.	53,019	729,541
Dataram Corp. (a)(b)	297	342
Diebold Nixdorf, Inc.	12,634	387,864
Digi International, Inc. (a)	4,719	56,156
Diodes, Inc. (a)	5,690	136,844
DSP Group, Inc. (a)	4,564	54,768
Dycom Industries, Inc. (a)	5,090	473,115
EchoStar Corp., Class A (a)	7,058	401,953
Electronics for Imaging, Inc. (a)	7,109	347,132
Emcore Corp.	4,624	41,616
Entegris, Inc. (a)	21,468	502,351
ePlus, Inc. (a)	1,102	148,825
Exar Corp. (a)	7,831	101,881
Extreme Networks, Inc. (a)	24,986	187,645
Finisar Corp. (a)	17,636	482,168
First Solar, Inc. (a)	12,072	327,151
FormFactor, Inc. (a)	11,782	139,617
GigPeak, Inc. (a)	13,467	41,478
GSI Technology, Inc. (a)	4,254	37,010
Harmonic, Inc. (a)	12,042	71,650
ID Systems, Inc. (a)	3,541	22,415
Identiv, Inc. (a)	3,365	23,757
Infinera Corp. (a)	22,378	228,927
Inphi Corp. (a)	5,706	278,567
Insight Enterprises, Inc. (a)	5,507	226,283
Integrated Device Technology, Inc. (a)	20,498	485,188
InterDigital, Inc.	5,491	473,873
Intra-Cellular Therapies, Inc. (a)	5,242	85,182
InvenSense, Inc. (a)	13,867	175,140
Ixia (a)	10,186	200,155
IXYS Corp.	3,911	56,905
Kopin Corp. (a)	11,813	48,433
Kulicke & Soffa Industries, Inc. (a)	10,388	211,084
KVH Industries, Inc. (a)	2,945	24,738
Lantronix, Inc. (a)	9,095	35,289
Lattice Semiconductor Corp. (a)	19,222	133,016
Loral Space & Communications, Inc. (a)	1,784	70,290
LRAD Corp.	8,678	13,104
Lumentum Holdings, Inc. (a)	8,998	480,043
Marvell Technology Group Ltd.	69,768	1,064,660
Maxim Integrated Products, Inc.	44,823	2,015,242
MaxLinear, Inc., Class A (a)	8,148	228,551

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Mercury Systems, Inc. (a)	8,706	$339,969
Microsemi Corp. (a)	17,514	902,496
MKS Instruments, Inc.	8,485	583,344
Monolithic Power Systems, Inc.	5,621	517,694
MoSys, Inc. (a)(b)	1,465	3,062
Nanometrics, Inc. (a)	4,363	132,897
NCR Corp. (a)	19,117	873,265
Neonode, Inc. (a)	12,904	20,646
NeoPhotonics Corp. (a)	4,903	44,176
NETGEAR, Inc. (a)	5,677	281,295
Nimble Storage, Inc. (a)	9,701	121,262
Oclaro, Inc. (a)	20,414	200,465
ON Semiconductor Corp. (a)	66,007	1,022,448
Optical Cable Corp. (a)	1,750	5,338
PAR Technology Corp. (a)	3,332	23,890
ParkerVision, Inc. (a)(b)	4,644	9,242
PC Connection, Inc.	1,900	56,601
Pendrell Corp. (a)	2,899	18,844
Photronics, Inc. (a)	10,897	116,598
Pixelworks, Inc. (a)	5,286	24,633
Plantronics, Inc.	5,004	270,766
Power Integrations, Inc.	4,369	287,262
Pure Storage, Inc., Class A (a)	12,858	126,394
Quantum Corp. (a)	45,364	39,467
QuickLogic Corp. (a)	9,826	17,490
Qumu Corp. (a)	2,149	5,974
Rambus, Inc. (a)	16,362	214,997
Rudolph Technologies, Inc. (a)	5,365	120,176
ScanSource, Inc. (a)	3,608	141,614
Seachange International, Inc. (a)	7,106	17,623
Semtech Corp. (a)	9,792	330,970
ShoreTel, Inc. (a)	10,755	66,143
Sigma Designs, Inc. (a)	6,054	37,838
Silicon Laboratories, Inc. (a)	6,872	505,436
Sonic Foundry, Inc. (a)	2,214	11,026
Sonus Networks, Inc. (a)	8,411	55,428
Sunworks, Inc. (a)(b)	4,851	7,374
Super Micro Computer, Inc. (a)	6,046	153,266
Synaptics, Inc. (a)	5,190	256,957
SYNNEX Corp.	4,401	492,648
Systemax, Inc.	1,844	20,450
Tech Data Corp. (a)	5,204	488,656
Teradyne, Inc.	31,647	984,222
TransAct Technologies, Inc.	2,692	21,805
TransEnterix, Inc. (a)(b)	10,957	13,258
Ubiquiti Networks, Inc. (a)	3,998	200,939
Ultra Clean Holdings, Inc. (a)	5,086	85,801
Ultratech, Inc. (a)	3,837	113,652
USA Technologies, Inc. (a)	7,417	31,522
VeriFone Systems, Inc. (a)	18,810	352,311
ViaSat, Inc. (a)	8,405	536,407
Viavi Solutions, Inc. (a)	36,093	386,917
Vocera Communications, Inc. (a)	4,197	104,212
VOXX International Corp. (a)	4,073	21,180

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	25

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
West Corp.	7,325	$178,876
Xcerra Corp. (a)	9,468	84,171
Xperi Corp.	7,141	242,437

		31,340,282
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	17,437
Schweitzer-Mauduit International, Inc.	4,407	182,538
Universal Corp.	4,521	319,861
Vector Group Ltd.	14,824	308,339

		828,175
Travel & Leisure — 4.8%
Allegiant Travel Co.	1,928	308,962
AMC Entertainment Holdings, Inc., Class A	9,009	283,333
Aramark	38,126	1,405,706
Avis Budget Group, Inc. (a)	13,453	397,940
Belmond Ltd., Class A (a)	12,500	151,250
Biglari Holdings, Inc. (a)	187	80,780
BJ’s Restaurants, Inc. (a)	3,216	129,926
Bloomin’ Brands, Inc.	16,524	326,019
Bob Evans Farms, Inc.	3,169	205,573
Boyd Gaming Corp. (a)	12,688	279,263
Bravo Brio Restaurant Group, Inc. (a)	3,322	16,942
Brinker International, Inc.	7,527	330,887
Buffalo Wild Wings, Inc. (a)	2,751	420,215
Caesars Entertainment Corp. (a)(b)	8,936	85,339
Carrols Restaurant Group, Inc. (a)	6,109	86,442
Century Casinos, Inc. (a)	6,355	48,044
Cheesecake Factory, Inc.	6,609	418,746
Choice Hotels International, Inc.	5,449	341,107
Churchill Downs, Inc.	1,973	313,411
Chuy’s Holdings, Inc. (a)	2,773	82,635
Cinemark Holdings, Inc.	16,076	712,810
ClubCorp Holdings, Inc.	9,819	157,595
Cracker Barrel Old Country Store, Inc. (b)	3,588	571,389
Dave & Buster’s Entertainment, Inc. (a)	5,755	351,573
Del Frisco’s Restaurant Group, Inc. (a)	4,306	77,723
Del Taco Restaurants, Inc. (a)	6,237	82,703
Denny’s Corp. (a)	12,272	151,805
DineEquity, Inc.	2,576	140,186
Domino’s Pizza, Inc.	7,452	1,373,404
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,262
Dover Motorsports, Inc.	1,592	3,502
Drive Shack, Inc.	11,272	46,779
Dunkin’ Brands Group, Inc.	14,048	768,145
El Pollo Loco Holdings, Inc. (a)	3,382	40,415

Common Stocks	Shares	Value
Travel & Leisure (continued)
Eldorado Resorts, Inc. (a)	4,161	$78,747
Empire Resorts, Inc. (a)	827	20,055
Entertainment Gaming Asia, Inc. (a)	791	1,345
Extended Stay America, Inc.	20,332	324,092
Famous Dave’s Of America, Inc. (a)	1,498	5,767
Fiesta Restaurant Group, Inc. (a)	4,111	99,486
Four Corners Property Trust, Inc.	10,488	239,441
Full House Resorts, Inc. (a)	8,160	19,829
Gaming Partners International Corp.	1,026	10,260
Habit Restaurants, Inc., Class A (a)	2,486	44,002
Hawaiian Holdings, Inc. (a)	8,543	396,822
Herc Holdings, Inc. (a)	3,841	187,786
Hertz Global Holdings, Inc. (a)	11,270	197,676
Hilton Grand Vacations, Inc. (a)	9,502	272,327
Hilton Worldwide Holdings, Inc.	29,296	1,712,644
Hyatt Hotels Corp., Class A (a)	6,088	328,630
ILG, Inc.	15,784	330,833
International Speedway Corp., Class A	3,864	142,775
Isle of Capri Casinos, Inc. (a)	5,369	141,527
J Alexander’s Holdings, Inc. (a)	4,126	41,466
Jack in the Box, Inc.	4,878	496,190
Jamba, Inc. (a)	3,045	27,557
JetBlue Airways Corp. (a)	50,912	1,049,296
La Quinta Holdings, Inc. (a)	12,475	168,662
Las Vegas Sands Corp.	56,395	3,218,463
Liberty Braves Group, Class A (a)	2,717	65,045
Liberty Braves Group, Class C (a)	5,069	119,882
Liberty Expedia Holdings, Inc., Class A (a)	8,378	381,031
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,940	154,254
Luby’s, Inc. (a)	5,639	17,537
Madison Square Garden Co., Class A (a)	2,274	454,141
Marcus Corp.	3,067	98,451
Marriott Vacations Worldwide Corp.	3,630	362,746
MGM Resorts International	74,786	2,049,136
Monarch Casino & Resort, Inc. (a)	2,088	61,680
Noodles & Co. (a)(b)	3,634	20,896
Norwegian Cruise Line Holdings Ltd. (a)	25,223	1,279,563
Panera Bread Co., Class A (a)	3,451	903,713
Papa John’s International, Inc.	4,041	323,442
Penn National Gaming, Inc. (a)	11,873	218,819
Pinnacle Entertainment, Inc. (a)	9,766	190,632
Planet Fitness, Inc., Class A	8,482	163,448
Potbelly Corp. (a)	4,799	66,706
RCI Hospitality Holdings, Inc.	2,654	45,967
Reading International, Inc., Class A (a)	2,601	40,420
Red Lion Hotels Corp. (a)	5,052	35,617

26	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (a)	1,864	$108,951
Red Rock Resorts, Inc., Class A	4,813	106,752
Regal Entertainment Group, Class A	16,050	362,409
Ruby Tuesday, Inc. (a)	10,132	28,471
Ruth’s Hospitality Group, Inc.	4,841	97,062
Ryman Hospitality Properties, Inc.	7,679	474,793
Sabre Corp.	33,436	708,509
Scientific Games Corp., Class A (a)	7,878	186,315
SeaWorld Entertainment, Inc.	9,937	181,549
Shake Shack, Inc., Class A (a)	2,951	98,563
Six Flags Entertainment Corp.	12,972	771,704
SkyWest, Inc.	7,663	262,458
Sonic Corp.	7,093	179,878
Speedway Motorsports, Inc.	1,762	33,196
Spirit Airlines, Inc. (a)	10,544	559,570
Texas Roadhouse, Inc.	9,590	427,043
Town Sports International Holdings, Inc. (a)	5,154	18,297
Travelport Worldwide Ltd.	19,914	234,388
Travelzoo, Inc. (a)	2,100	20,265
Vail Resorts, Inc.	6,235	1,196,496
Wendy’s Co.	30,432	414,180
Wingstop, Inc.	5,041	142,559
World Wrestling Entertainment, Inc., Class A	5,646	125,454
Zoe’s Kitchen, Inc. (a)	3,126	57,831

		33,603,308
Total Common Stocks — 98.4%		690,714,178

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—

Other Interests (d)	Beneficial Interest (000)	Value
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc.	$4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	$45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights — 0.0%	Shares
Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. (a)	21,860	50,059
Total Long-Term Investments (Cost — $447,721,881) — 98.4%		690,764,282

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(e)	9,887,626	9,887,626
SL Liquidity Series, LLC, Money Market Series, 1.02% (c)(e)(f)	8,325,571	8,326,404
Total Short-Term Securities (Cost — $18,213,721) — 2.6%		18,214,030
Total Investments (Cost — $465,935,602*) — 101.0%		708,978,312
Liabilities in Excess of Other Assets — (1.0)%		(6,851,346)

Net Assets — 100.0%		$702,126,966

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$468,749,781

Gross unrealized appreciation	$291,437,195
Gross unrealized depreciation	(51,208,664)

Net unrealized appreciation	$240,228,531

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	27

Schedule of Investments (continued)	Master Extended Market Index Series

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,850,139	—		(962,513)[1]	9,887,626	$9,887,626	$13,922		—	—
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	185,487	4,912		—	$14,421
SL Liquidity Series, LLC, Money Market Series	5,565,324	2,760,247	[2]	—	8,325,571	8,326,404	117,375	[3]	$(262)	(79)
Total						$18,399,517	$136,209		$(262)	$14,342

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
76	Russell 2000 Mini Index	June 2017	$5,260,720	$38,933
35	S&P MidCap 400 E-Mini Index	June 2017	$6,013,700	5,477
Total				$44,410

Portfolio Abbreviation
REIT	Real Estate Investment Trust

28	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$11,441,535	—	—	$11,441,535
Alternative Energy	714,678	—	—	714,678
Automobiles & Parts	15,900,468	—	—	15,900,468
Banks	55,097,877	—	—	55,097,877
Beverages	597,533	—	—	597,533
Chemicals	20,338,649	—	—	20,338,649
Construction & Materials	18,134,741	—	—	18,134,741
Electricity	8,354,122	—	—	8,354,122
Electronic & Electrical Equipment	21,898,624	—	—	21,898,624
Financial Services	30,219,958	—	—	30,219,958
Fixed Line Telecommunications	2,206,054	—	—	2,206,054
Food & Drug Retailers	3,787,604	—	—	3,787,604
Food Producers	16,222,738	—	—	16,222,738
Forestry & Paper	1,457,812	—	—	1,457,812
Gas, Water & Multi-Utilities	10,527,515	—	—	10,527,515

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	29

Schedule of Investments (concluded)	Master Extended Market Index Series

General Industrials	10,945,036	—	—	10,945,036
General Retailers	28,022,419	—	—	28,022,419
Health Care Equipment & Services	31,285,593	—	—	31,285,593
Household Goods & Home Construction	10,227,077	—	—	10,227,077
Industrial Engineering	21,608,494	—	—	21,608,494
Industrial Metals & Mining	6,546,167	$28,021	—	6,574,188
Industrial Transportation	8,706,255	—	—	8,706,255
Leisure Goods	5,910,810	—	—	5,910,810
Life Insurance	2,475,121	—	—	2,475,121
Media	23,861,279	—	—	23,861,279
Mining	3,645,519	—	—	3,645,519
Mobile Telecommunications	5,012,989	—	—	5,012,989
Nonlife Insurance	24,912,005	—	—	24,912,005
Oil & Gas Producers	19,115,756	—	—	19,115,756
Oil Equipment, Services & Distribution	9,363,855	—	—	9,363,855
Personal Goods	6,124,077	—	—	6,124,077
Pharmaceuticals & Biotechnology	37,023,224	—	—	37,023,224
Real Estate Investment & Services	10,116,328	—	—	10,116,328
Real Estate Investment Trusts (REITs)	61,807,227	—	—	61,807,227
Software & Computer Services	52,806,758	—	—	52,806,758
Support Services	28,498,495	—	—	28,498,495
Technology Hardware & Equipment	31,340,282	—	—	31,340,282
Tobacco	828,175	—	—	828,175
Travel & Leisure	33,603,308	—	—	33,603,308
Other Interests:
Technology Hardware & Equipment	—	—	$45	45
Rights:
Pharmaceuticals & Biotechnology	—	—	50,059	50,059
Short-Term Securities	9,887,626	—	—	9,887,626

Subtotal	$700,573,783	$28,021	$50,104	$700,651,908

Investments valued at NAV[1]				8,326,404

Total				$708,978,312

Derivative Financial Instruments [2]
Assets:
Equity contracts	$44,410	—	—	$44,410

[1]	As of March 31, 2017, certain of the Series’ investments were valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

30	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 23, 2017